UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Annual report for the year ended December 31, 2019

Invest in a balanced
fund that has stood
the test of time

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.52%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.77%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	History of American Balanced Fund

7	Summary investment portfolio

13	Financial statements

42	Board of trustees and other officers

Fellow investors:

In stark contrast to 2018, which ended with the three major stock indexes posting their worst annual results since the 2008 financial crisis, both the equity and fixed income markets produced strong returns for investors in 2019.

While there were concerns over trade, geopolitics and growing debt, the economy nonetheless found stable footing and generated reasonable growth. Unemployment reached a 50-year low and wages grew faster than inflation, which contributed to strong consumer confidence and healthy spending. The U.S. Federal Reserve returned to a path of lower interest rates and monetary easing. These economic trends were strong enough to support a continuation of the longest bull market in history as Standard & Poor’s 500 Composite Index recovered from its late-2018 lows to record its best annual return in six years.

Fund results

Amid this backdrop, American Balanced Fund (AMBAL) served its shareholders well, gaining 19.20% for the 12-month period ended December 31, 2019. In absolute terms, this marks the 11th best year in the fund’s 43-year history under Capital Research and Management Company (CRMC).

In comparison, the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index, the fund’s new benchmark, returned 22.18%. Although AMBAL trailed this index during the period, we encourage our shareholders to remember the bigger picture.

AMBAL was designed to be able to serve as the complete portfolio of a prudent investor. As such, it employs multiple asset classes to achieve three critical objectives for our shareholders: conservation of capital, current income and long-term growth of capital and income. We are proud to say that we’ve stayed true to those objectives, which were established when the fund was started in 1932 (CRMC began managing the fund in 1975). Balancing those objectives, which guide our investment strategy, has resulted in periods where AMBAL has trailed its benchmark and other periods where it has led. But over the long run, the fund

Results at a glance

For periods ended December 31, 2019, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	20 years	Lifetime (since 7/26/75)[1]

AMBAL (Class A shares)	19.20%	8.15%	10.14%	7.89%	10.62%
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3]	22.18	8.37	9.77	5.94	10.16

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index has been selected as the primary benchmark for American Balanced Fund because it best represents the fund’s opportunity set.
[3]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly. The Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July 31, 1975, index value.

American Balanced Fund	1

The New Geography of Investing®

Where a company does business can be more important than where it’s located. While most of the companies that AMBAL invests in are based in the U.S., many do business on a global basis. For example, only 5% of the companies are based in emerging markets, yet a meaningful portion of the revenues generated by those companies may come from the very same place.

The charts below show the countries and regions where AMBAL’s equity investments are located and where the revenue is generated.

Equity portion breakdown by domicile (%)

	Country/Region	Fund	Index
■	United States	86%	100%
■	Canada	1	—
■	Europe	7	—
■	Japan	1	—
■	Asia-Pacific ex. Japan	— *	—
■	Emerging markets	5	—
	Total	100%	100%

Equity portion breakdown by revenue (%)

	Country/Region	Fund	Index
■	United States	59%	62%
■	Canada	2	2
■	Europe	11	12
■	Japan	3	3
■	Asia-Pacific ex. Japan	2	1
■	Emerging markets	23	20
	Total	100%	100%

*	Amount less than 1%

Source: Capital Group (as of December 31, 2019).

Compared with the S&P 500 Index as a percent of net assets. All figures include convertible securities.

has provided shareholders with both superior returns and lower volatility when compared to the markets in which it invests.

We believe the true measure of the fund is its ability to help shareholders pursue their long-term financial goals. A person who is saving for, say, a better retirement may be investing over the course of their career — as many as 20, 30 or 40 years. To that end and for all of our shareholders with long-term goals, it’s worth noting that AMBAL’s annualized 10-year, 20-year and lifetime results were 10.14%, 7.89% and 10.62%, respectively, outpacing the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index. (See “Results at a glance” chart.)

AMBAL is a true balanced fund, not an asset allocation fund trying to “time the market.” It combines both equity and fixed income securities with the goal of enabling shareholders to take advantage of upside potential while mitigating downside risk. In other words, it seeks to deliver consistent results with lower volatility.

We believe that balance means more than just the allocation between equity and fixed income. Balance is also achieved through strategic diversification of investments within the portfolio. We seek to add value by investing in what we believe are the right stocks and bonds using a fundamental, valuation-based approach.

The equity portfolio

2019 was an extraordinarily good year for stocks and, in particular, those in the technology sector. Two of AMBAL’s top contributors were investments in ASML Holding and Microsoft. ASML, the leading supplier of lithography tools used in

2	American Balanced Fund

semiconductor manufacturing, experienced robust sales as it sought to grow equipment demand for new 5G telecommunications networks. Microsoft continued to perform well for shareholders with impressive gains from its cloud businesses.

Outside of technology, investment selection among communication services companies was additive to the fund on a relative basis, including Charter Communications, the second-largest cable operator in the U.S.

While our investment selection within financials, particularly diversified financial services companies, generally held back fund results, one bright spot was our holding in Blackstone Group. A leading multinational private equity and financial services firm, Blackstone benefited from the recovery from 2018’s down market.

Investment selection in health care and real estate weighed on relative returns. Cigna, for example, was one of many health-related companies pressured, despite strong fundamentals, by concerns of government-run health care systems such as “Medicare-for-all.” Simon Property Group, a real estate investment trust, is one of the largest operators of shopping malls in the U.S., and was negatively affected by the trend toward online shopping.

Finally, we would note that Boeing detracted from fund results amid a crisis with its 737 MAX jets and a failed December mission of its new Starliner capsule. We are optimistic about Boeing’s long-term outlook as it remains one of the world’s two dominant manufacturers of commercial aircraft and the second-largest U.S. defense contractor. Our holding in Boeing has served AMBAL shareholders well over the years.

The fixed income portfolio

Like stocks, bonds had a strong year as global central banks eased monetary policy in the wake of slow economic growth. Still, 2019 was not without its share of volatility, the worst of which was during the summer when we experienced a yield curve inversion as long-term U.S. Treasury rates moved lower than short-term rates. Shortly thereafter, the Fed shifted its 2018 strategy and cut interest rates — three times.

Lower interest rates ease debt burdens for businesses and consumers. They can be good for stocks and are also good for bonds. By year-end, every key U.S. bond market posted positive returns, according to Bloomberg Barclays index data.

In AMBAL, U.S. Treasuries give structure to a high-quality fixed income portfolio. From there, we determine where we might be able to add relative value through other fixed income assets. In 2019, some of those investments included corporate bonds, mortgage-based securities, Treasury Inflation-Protected Securities (TIPS) and government-related credits such as municipal bonds.

Additionally, derivatives were used throughout the fixed income portfolio as tools to more accurately implement our investment views and provide greater liquidity than could be accomplished using only cash securities.

Through careful sector allocation and security selection, the fixed income portfolio helped hedge against moments of equity volatility, bring stability to AMBAL’s portfolio and provide strong additional returns — this year, in excess of the broader bond market itself as measured by the Bloomberg Barclays U.S. Aggregate Index (9.20% versus 8.72%, respectively).

Thank you

We welcome our many new shareholders and thank you for the trust you have placed in us to bring balance to your investment portfolio. We will continue to follow our prudent, research-driven approach to investing that has long characterized American Balanced Fund, and look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson
Co-President

Jeffrey T. Lager
Co-President

February 7, 2020

For current information about the fund, visit capitalgroup.com

American Balanced Fund	3

The value of a long-term perspective

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.² Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: S&P Dow Jones Indices LLC.
[5]	Includes reinvested dividends and reinvested capital gain distributions.
[6]	The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index has been selected as the primary benchmark for American Balanced Fund because it best represents the fund’s opportunity set.
[7]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting the total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.
[8]	For the period July 26, 1975 (when Capital Research and Management Company became the fund’s investment adviser) through December 31, 1975.

**Average annual total returns based on a $1,000 investment**
(for periods ended December 31, 2019)*

| | 1 year | 5 years | 10 years |
|---|---|---|---|
| **Class A shares** | 12.34% | 6.88% | 9.49% |

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

The total annual fund operating expense ratio is 0.59% for Class A shares as of the prospectus dated March 1, 2020 (unaudited). The expense ratio is restated to reflect current fees.

$2,000,000
1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
8,000

| Year ended December 31 | 1975‡ | 1976 | 1977 | 1978 | 1979 | 1980 | 1981 | 1982 | 1983 | 1984 | 1985 | 1986 | 1987 | 1988 | 1989 | 1990 |
|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|
| TOTAL VALUE (dollars in thousands) | | | | | | | | | | | | | | | | |
| Dividends reinvested | $0.3 | 0.6 | 0.7 | 0.7 | 0.8 | 1.1 | 1.3 | 1.5 | 1.7 | 1.9 | 1.9 | 2.2 | 2.7 | 2.8 | 3.3 | 3.5 |
| Value at year-end | $9.9 | 12.5 | 12.6 | 13.4 | 14.4 | 16.5 | 17.2 | 22.3 | 25.9 | 28.3 | 36.5 | 42.7 | 44.4 | 50.1 | 60.9 | 60.0 |
| **AMBAL total return** | **(0.5)%** | **26.0** | **0.7** | **6.2** | **7.6** | **14.4** | **4.4** | **29.4** | **16.1** | **9.4** | **29.1** | **16.9** | **4.0** | **12.9** | **21.5** | **(1.6)** |

4	American Balanced Fund

How a $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in American Balanced Fund grew from July 26, 1975 — when Capital Research and Management Company became the fund’s investment adviser — to December 31, 2019. As you can see, the investment grew to $834,979 with all distributions reinvested. The fund’s year-by-year results appear under the chart. You can use this table to estimate how the value of your own holdings has grown.

American Balanced Fund	5

History of American Balanced Fund

A historical view of the comparative total returns of stocks, bonds, AMBAL and its relevant indexes (For the period July 26, 1975, to December 31, 2019, with all distributions reinvested)

Total returns (through December 31)	U.S. stocks	U.S. bonds	60%/40% S&P/BBC Index	American Balanced Fund
1975 (from July 26)	3.14%	5.58%	0.18%	5.58%
1976	23.93	15.60	20.74	25.98
1977	–7.16	3.04	–3.13	0.70
1978	6.57	1.39	4.74	6.21
1979	18.61	1.93	11.77	7.63
1980	32.50	2.71	20.43	14.36
1981	–4.92	6.25	–0.47	4.40
1982	21.55	32.62	26.19	29.36
1983	22.56	8.36	16.76	16.11
1984	6.27	15.15	9.96	9.36
1985	31.73	22.10	27.94	29.11
1986	18.67	15.26	17.61	16.87
1987	5.25	2.76	5.65	4.02
1988	16.61	7.89	13.10	12.87
1989	31.69	14.53	24.75	21.53
1990	–3.10	8.96	1.81	–1.57
1991	30.47	16.00	24.77	24.69
1992	7.62	7.40	7.59	9.48
1993	10.08	9.75	9.99	11.27
1994	1.32	–2.92	–0.33	0.34
1995	37.58	18.47	29.66	27.13
1996	22.96	3.63	14.97	13.16
1997	33.36	9.65	23.62	21.04
1998	28.58	8.69	20.99	11.13
1999	21.04	–0.82	12.00	3.47
2000	–9.10	11.63	–1.00	15.85
2001	–11.89	8.44	–3.71	8.19
2002	–22.10	10.26	–9.82	–6.27
2003	28.68	4.10	18.48	22.82
2004	10.88	4.34	8.30	8.92
2005	4.91	2.43	4.00	3.12
2006	15.79	4.33	11.12	11.80
2007	5.49	6.97	6.22	6.60
2008	–37.00	5.24	–22.06	–25.73
2009	26.46	5.93	18.40	21.08
2010	15.06	6.54	12.13	13.02
2011	2.11	7.84	4.69	3.82
2012	16.00	4.21	11.31	14.19
2013	32.39	–2.02	17.56	21.73
2014	13.69	5.97	10.62	8.85
2015	1.38	0.55	1.28	1.72
2016	11.96	2.65	8.31	8.62
2017	21.83	3.54	14.21	15.47
2018	–4.38	0.01	–2.35	–2.71
2019	31.49	8.72	22.18	19.20
Average annual total returns	11.59%	7.36%	10.07%	10.62%
Volatility	14.66%	5.27%	9.45%	9.44%

The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index has been selected as the primary benchmark for American Balanced Fund because it best represents the fund’s opportunity set.

Sources: Stocks (Standard & Poor’s 500 Composite Index) — S&P Dow Jones Indices LLC; Bonds (Bloomberg Barclays U.S. Aggregate Index) — Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used. The 60%/40% S&P/BBC Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. The portfolio is rebalanced monthly.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Capital Research and Management Company became the fund’s investment adviser on July 26, 1975.

Volatility is calculated using annualized standard deviation (based on monthly returns), a measure of how returns over time have varied from the mean; a lower number signifies lower volatility.

6	American Balanced Fund

Summary investment portfolio December 31, 2019

Investment mix by security type	Percent of net assets

Common stocks 64.07%	Shares	Value (000)
Information technology 15.06%
Microsoft Corp.	48,792,000	$7,694,498
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	56,545,100	3,285,270
Broadcom Inc.	8,833,007	2,791,407
Intel Corp.	35,729,400	2,138,405
ASML Holding NV (New York registered)	4,716,458	1,395,788
ASML Holding NV1	1,660,000	494,365
Samsung Electronics Co., Ltd.[1]	20,225,000	974,528
Visa Inc., Class A	4,218,000	792,562
Other securities		4,641,520
		24,208,343

Health care 9.94%
UnitedHealth Group Inc.	16,959,000	4,985,607
Cigna Corp.	9,542,917	1,951,431
Merck & Co., Inc.	16,936,400	1,540,366
Pfizer Inc.	39,187,000	1,535,347
Johnson & Johnson	6,650,000	970,035
Thermo Fisher Scientific Inc.	2,686,000	872,601
Other securities		4,117,773
		15,973,160

Financials 8.62%
Berkshire Hathaway Inc., Class A2	9,666	3,282,477
Berkshire Hathaway Inc., Class B2	2,536,000	574,404
JPMorgan Chase & Co.	10,734,300	1,496,361
BlackRock, Inc.	1,939,000	974,735
Chubb Ltd.	5,605,500	872,552
PNC Financial Services Group, Inc.	5,370,000	857,213
Capital One Financial Corp.	7,593,147	781,411
Other securities		5,022,152
		13,861,305

Industrials 5.60%
Boeing Co.	7,604,600	2,477,275
Lockheed Martin Corp.	3,594,500	1,399,626
Northrop Grumman Corp.	3,186,900	1,096,198
CSX Corp.	12,865,500	930,948
Other securities		3,096,055
		9,000,102

Communication services 5.12%
Alphabet Inc., Class C2	862,500	1,153,180
Alphabet Inc., Class A2	386,100	517,138
Comcast Corp., Class A	36,181,300	1,627,073
Facebook, Inc., Class A2	6,863,600	1,408,754
Charter Communications, Inc., Class A2	2,771,200	1,344,254

American Balanced Fund	7

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Activision Blizzard, Inc.	14,123,000	$839,189
T-Mobile US, Inc.[2]	9,000,000	705,780
Other securities		636,620
		8,231,988

Consumer staples 4.74%
Philip Morris International Inc.	29,300,700	2,493,197
Altria Group, Inc.	24,947,000	1,245,105
Nestlé SA1	10,190,000	1,103,949
Other securities		2,777,276
		7,619,527

Consumer discretionary 4.62%
Home Depot, Inc.	11,380,300	2,485,230
Amazon.com, Inc.[2]	875,700	1,618,154
Carnival Corp., units	12,000,000	609,960
Other securities		2,713,388
		7,426,732

Energy 3.80%
Chevron Corp.	9,633,755	1,160,964
Royal Dutch Shell PLC, Class B (ADR)	14,396,000	863,328
Royal Dutch Shell PLC, Class B1	2,861,540	85,267
Baker Hughes Co., Class A	28,556,000	731,890
Other securities		3,257,030
		6,098,479

Materials 2.97%
DuPont de Nemours Inc.	12,273,100	787,933
LyondellBasell Industries NV	7,672,100	724,860
Sherwin-Williams Co.	1,052,400	614,117
Other securities		2,643,034
		4,769,944

Real estate 2.90%
Simon Property Group, Inc. REIT	8,169,000	1,216,854
Equinix, Inc. REIT	1,463,000	853,953
Other securities		2,595,744
		4,666,551

Utilities 0.70%
Other securities		1,121,386

Total common stocks (cost: $67,125,361,000)		102,977,517

Preferred securities 0.17%
Other 0.17%
Other securities		277,278

Total preferred securities (cost: $257,948,000)		277,278

Convertible stocks 0.17%
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	66,000	77,746

Other 0.12%
Other securities		193,401

Total convertible stocks (cost: $231,655,000)		271,147

8	American Balanced Fund

Bonds, notes & other debt instruments 31.73%	Principal amount (000)	Value (000)
Corporate bonds & notes 10.70%
Financials 2.55%
Berkshire Hathaway Finance Corp. 4.20%–4.25% 2048–2049	$41,575	$49,158
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,127
JPMorgan Chase & Co. 2.30%–3.88% 2020–2030[3]	176,861	182,214
JPMorgan Chase & Co., junior subordinated 5.30%–6.75% 2049[3]	60,000	63,523
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[4]	28,050	28,066
Other securities		3,776,348
		4,104,436

Utilities 1.36%
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,356
MidAmerican Energy Holdings Co. 3.10%–3.75% 2023–2027	41,335	43,432
NV Energy, Inc. 6.25% 2020	10,168	10,527
PacifiCorp., First Mortgage Bonds 3.60%–4.13% 2024–2049	37,230	40,915
Other securities		2,083,251
		2,182,481

Health care 1.26%
Cigna Corp. 3.40%–4.80% 2021–2038	120,927	131,357
UnitedHealth Group Inc. 4.45% 2048	11,500	13,731
Other securities		1,885,388
		2,030,476

Consumer discretionary 0.95%
Amazon.com, Inc. 2.40%–3.80% 2023–2024	84,000	88,058
Home Depot, Inc. 1.80%–5.95% 2020–2047	120,745	129,967
Other securities		1,313,755
		1,531,780

Consumer staples 0.83%
Philip Morris International Inc. 1.88%–3.38% 2020–2029	138,469	142,374
Other securities		1,193,522
		1,335,896

Industrials 0.70%
Boeing Co. 2.80%–3.90% 2024–2049	147,186	154,381
Burlington Northern Santa Fe LLC 3.55% 2050	30,000	31,591
Other securities		938,364
		1,124,336

Information technology 0.64%
Broadcom Inc. 4.25%–4.75% 2026–2029[5]	413,558	445,086
Broadcom Ltd. 3.50%–3.88% 2024–2028	190,008	196,318
Intel Corp. 3.70% 2025	22,000	23,791
Microsoft Corp. 1.55%–4.20% 2021–2046	92,005	100,959
Other securities		263,172
		1,029,326

Communication services 0.51%
Alphabet Inc. 1.998% 2026	17,000	16,911
Comcast Corp. 2.35%–6.45% 2025–2048	180,832	207,026
Other securities		598,730
		822,667

Other corporate bonds & notes 1.90%
Other securities		3,041,427

Total corporate bonds & notes		17,202,825

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 10.03%
Fannie Mae Pool #AJ9193 3.00% 2027[6]	$34	$35
Fannie Mae Pool #MA3905 3.00% 2050[6]	664,493	673,780
Fannie Mae 0%–7.00% 2020–2058[4,6]	5,586,987	5,786,332
Freddie Mac 2.45%–6.50% 2021–2050[4,6]	5,281,998	5,461,330
Government National Mortgage Assn. 3.00%–6.00% 2038–2061[6,7]	2,408,817	2,497,200
Other securities		1,706,531
		16,125,208

U.S. Treasury bonds & notes 9.50%
U.S. Treasury 7.65%
U.S. Treasury 2.25% 2021	686,185	692,066
U.S. Treasury 1.75% 2024	881,767	884,659
U.S. Treasury 2.25% 2026	886,918	911,547
U.S. Treasury 2.875% 2028	600,000	646,428
U.S. Treasury 1.75% 2029	806,769	794,482
U.S. Treasury 2.25% 2049[8]	2,149,522	2,085,681
U.S. Treasury 1.13%–3.63% 2020–2049[8]	6,113,292	6,283,372
		12,298,235

U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2049[8,9]	2,826,966	2,971,395

Total U.S. Treasury bonds & notes		15,269,630

Municipals 0.32%
Other 0.32%
Other securities		506,250
		506,250

Federal agency bonds & notes 0.15%
Fannie Mae 6.25% 2029	4,000	5,399
Other securities		228,857
		234,256

Other bonds & notes 1.03%
Other securities		1,660,278

Total bonds, notes & other debt instruments (cost: $49,401,656,000)		50,998,447

Short-term securities 4.69%	Shares
Money market investments 4.69%
Capital Group Central Cash Fund 1.73%[10,11]	75,308,943	7,530,894

Total short-term securities (cost: $7,525,500,000)		7,530,894
Total investment securities 100.83% (cost: $124,542,120,000)		162,055,283
Other assets less liabilities (0.83)%		(1,327,303)

Net assets 100.00%		$160,727,980

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

10	American Balanced Fund

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [12]	12/31/2019 [13]	at 12/31/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	46,011	April 2020	$9,202,200	$9,915,370	$(5,128)
5 Year U.S. Treasury Note Futures	Long	50,864	April 2020	5,086,400	6,032,948	(23,315)
10 Year U.S. Treasury Note Futures	Short	5,229	March 2020	(522,900)	(671,518)	7,091
10 Year Ultra U.S. Treasury Note Futures	Short	23,851	March 2020	(2,385,100)	(3,355,910)	41,318
30 Year Ultra U.S. Treasury Bond Futures	Long	6,236	March 2020	623,600	1,132,808	(33,317)
						$(13,351)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	12/31/2019	receipts	at 12/31/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.194%	3/29/2024	$874,200	$(17,640)	$—	$(17,640)
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	(19,479)	—	(19,479)
3-month USD-LIBOR	1.556%	11/27/2024	520,800	4,283	—	4,283
3-month USD-LIBOR	1.561%	11/27/2024	520,700	4,159	—	4,159
3-month USD-LIBOR	1.554%	11/27/2024	442,700	3,682	—	3,682
3-month USD-LIBOR	1.5335%	11/29/2024	520,800	4,815	—	4,815
					$—	$(20,180)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	loss	appreciation	income	12/31/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.46%
Energy 0.14%
Murphy Oil Corp.	3,963,806	4,123,332	—	8,087,138	$—	$20,894	$6,350	$216,735
Materials 0.32%
Royal Gold, Inc.	4,254,500	—	—	4,254,500	—	155,715	4,510	520,113
Short-term securities 4.68%
Money market investments 4.68%
Capital Group Central Cash Fund 1.73%[10]	—	298,818,933	223,509,990	75,308,943	(75)	5,394	150,272	7,530,894
Total 5.14%					$(75)	$182,003	$161,132	$8,267,742

American Balanced Fund	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,704,751,000, which represented 4.79% of the net assets of the fund. This amount includes $7,540,794,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Step bond; coupon rate may change at a later date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,390,336,000, which represented 3.35% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $151,353,000, which represented .09% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Rate represents the seven-day yield at 12/31/2019.
[11]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

12	American Balanced Fund

Financial statements

Statement of assets and liabilities

at December 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $116,533,842)	$153,787,541
Affiliated issuers (cost: $8,008,278)	8,267,742	$162,055,283
Cash		7,430
Cash denominated in currencies other than U.S. dollars (cost: $11,140)		11,166
Receivables for:
Sales of investments	1,293,611
Sales of fund’s shares	267,323
Dividends and interest	465,624
Variation margin on futures contracts	6,828
Variation margin on swap contracts	3,355
Other	265	2,037,006
		164,110,885

Liabilities:
Payables for:
Purchases of investments	2,869,602
Repurchases of fund’s shares	423,343
Investment advisory services	29,439
Services provided by related parties	39,878
Trustees’ deferred compensation	4,521
Variation margin on futures contracts	8,402
Variation margin on swap contracts	110
Other	7,610	3,382,905
Net assets at December 31, 2019		$160,727,980

Net assets consist of:
Capital paid in on shares of beneficial interest		$122,171,527
Total distributable earnings		38,556,453
Net assets at December 31, 2019		$160,727,980

See notes to financial statements.

American Balanced Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,644,407 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$77,536,998	2,720,716		$28.50
Class C	10,371,901	366,506		28.30
Class T	11	—	*	28.50
Class F-1	5,495,505	193,015		28.47
Class F-2	16,064,863	564,102		28.48
Class F-3	5,606,437	196,805		28.49
Class 529-A	4,443,482	156,206		28.45
Class 529-C	755,070	26,536		28.46
Class 529-E	186,151	6,548		28.43
Class 529-T	13	—	*	28.50
Class 529-F-1	286,433	10,078		28.42
Class R-1	126,354	4,468		28.28
Class R-2	1,219,895	43,107		28.30
Class R-2E	119,183	4,200		28.37
Class R-3	3,020,622	106,580		28.34
Class R-4	6,397,854	224,934		28.44
Class R-5E	460,214	16,162		28.47
Class R-5	1,646,283	57,699		28.53
Class R-6	26,990,711	946,745		28.51

*	Amount less than one thousand.

See notes to financial statements.

14	American Balanced Fund

Statement of operations

for the year ended December 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $44,737; also includes $161,132 from affiliates)	$2,381,599
Interest	1,337,945	$3,719,544
Fees and expenses*:
Investment advisory services	319,586
Distribution services	343,845
Transfer agent services	104,484
Administrative services	44,008
Reports to shareholders	3,307
Registration statement and prospectus	4,619
Trustees’ compensation	934
Auditing and legal	188
Custodian	1,460
Other	3,801	826,232
Net investment income		2,893,312

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $49):
Unaffiliated issuers	3,572,009
Affiliated issuers	(75)
Futures contracts	192,509
Swap contracts	(177,022)
Currency transactions	736	3,588,157
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,475):
Unaffiliated issuers	18,617,325
Affiliated issuers	182,003
Futures contracts	(60,227)
Swap contracts	(3,626)
Currency translations	329	18,735,804
Net realized gain and unrealized appreciation		22,323,961
Net increase in net assets resulting from operations		$25,217,273

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31,
	2019	2018
Operations:
Net investment income	$2,893,312	$2,496,683
Net realized gain	3,588,157	5,336,771
Net unrealized appreciation (depreciation)	18,735,804	(11,501,427)
Net increase (decrease) in net assets resulting from operations	25,217,273	(3,667,973)

Distributions paid to shareholders	(6,209,984)	(7,450,132)

Net capital share transactions	14,404,545	13,372,178

Total increase in net assets	33,411,834	2,254,073

Net assets:
Beginning of year	127,316,146	125,062,073
End of year	$160,727,980	$127,316,146

See notes to financial statements.

American Balanced Fund	15

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

16	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of

American Balanced Fund	17

trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,506,195	$1,702,148	$—	$24,208,343
Health care	15,193,217	779,943	—	15,973,160
Financials	13,002,426	858,879	—	13,861,305
Industrials	8,137,351	862,751	—	9,000,102
Communication services	8,085,061	146,927	—	8,231,988
Consumer staples	6,050,447	1,569,080	—	7,619,527
Consumer discretionary	7,160,800	265,932	—	7,426,732
Energy	6,013,212	85,267	—	6,098,479
Materials	3,805,944	964,000	—	4,769,944
Real estate	4,662,508	4,043	—	4,666,551
Utilities	963,135	158,251	—	1,121,386
Preferred securities	128,683	148,595	—	277,278
Convertible stocks	271,147	—	—	271,147
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	17,202,825	—	17,202,825
Mortgage-backed obligations	—	16,125,208	—	16,125,208
U.S. Treasury bonds & notes	—	15,269,630	—	15,269,630
Municipals	—	506,250	—	506,250
Federal agency bonds & notes	—	234,256	—	234,256
Other bonds & notes	—	1,660,278	—	1,660,278
Short-term securities	7,530,894	—	—	7,530,894
Total	$103,511,020	$58,544,263	$—	$162,055,283

18	American Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48,409	$—	$—	$48,409
Unrealized appreciation on interest rate swaps	—	16,939	—	16,939
Liabilities:
Unrealized depreciation on futures contracts	(61,760)	—	—	(61,760)
Unrealized depreciation on interest rate swaps	—	(37,119)	—	(37,119)
Total	$(13,351)	$(20,180)	$—	$(33,531)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets,

American Balanced Fund	19

such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

20	American Balanced Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $26,071,900,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,930,096,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$48,409	Unrealized depreciation*	$61,760
Swap	Interest	Unrealized appreciation*	16,939	Unrealized depreciation*	37,119
			$65,348		$98,879

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$192,509	Net unrealized depreciation on futures contracts	$(60,227)
Swap	Interest	Net realized loss on swap contracts	(177,022)	Net unrealized depreciation on swap contracts	(3,626)
			$15,487		$(63,853)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

American Balanced Fund	21

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2019, the fund reclassified $180,498,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$143,070
Undistributed long-term capital gains	786,244
Gross unrealized appreciation on investments	39,661,859
Gross unrealized depreciation on investments	(1,783,978)
Net unrealized appreciation on investments	37,877,881
Cost of investments	124,143,871

22	American Balanced Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,421,590		$1,570,339		$2,991,929		$1,242,710		$2,438,938		$3,681,648
Class C	120,312		211,991		332,303		102,078		337,741		439,819
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	100,019		112,406		212,425		90,250		180,643		270,893
Class F-2	311,241		322,170		633,411		224,832		434,354		659,186
Class F-3	110,841		111,345		222,186		71,103		131,316		202,419
Class 529-A	80,134		90,751		170,885		71,725		145,857		217,582
Class 529-C	8,558		15,558		24,116		8,244		28,362		36,606
Class 529-E	2,987		3,808		6,795		2,793		6,479		9,272
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	5,418		5,725		11,143		4,104		7,790		11,894
Class R-1	1,457		2,596		4,053		1,341		4,351		5,692
Class R-2	14,328		25,322		39,650		13,335		43,726		57,061
Class R-2E	1,601		2,387		3,988		1,039		2,970		4,009
Class R-3	49,279		63,288		112,567		49,938		116,892		166,830
Class R-4	119,827		133,072		252,899		112,344		222,864		335,208
Class R-5E	7,653		8,861		16,514		4,461		6,462		10,923
Class R-5	39,845		37,083		76,928		42,106		71,624		113,730
Class R-6	557,417		540,775		1,098,192		446,996		780,364		1,227,360
Total	$2,952,507		$3,257,477		$6,209,984		$2,489,399		$4,960,733		$7,450,132

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.204% on such assets in excess of $115 billion. On December 13, 2018, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2019, decreasing the annual rate to 0.202% on daily net assets in excess of $144 billion. For the year ended December 31, 2019, the investment advisory services fee was $319,586,000, which was equivalent to an annualized rate of 0.220% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

American Balanced Fund	23

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2019, unreimbursed expenses subject to reimbursement totaled $13,150,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	American Balanced Fund

For the year ended December 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$176,379	$55,060		$14,450		Not applicable
Class C	95,324	7,396		3,790		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	12,824	6,303		2,042		Not applicable
Class F-2	Not applicable	15,295		5,397		Not applicable
Class F-3	Not applicable	267		1,786		Not applicable
Class 529-A	9,896	2,787		1,638		$2,712
Class 529-C	7,284	510		298		489
Class 529-E	870	65		70		116
Class 529-T	—	—	*	—	*	—*
Class 529-F-1	—	159		94		158
Class R-1	1,178	113		47		Not applicable
Class R-2	8,857	4,026		470		Not applicable
Class R-2E	601	202		39		Not applicable
Class R-3	15,273	4,596		1,221		Not applicable
Class R-4	15,359	6,141		2,438		Not applicable
Class R-5E	Not applicable	506		123		Not applicable
Class R-5	Not applicable	911		727		Not applicable
Class R-6	Not applicable	147		9,378		Not applicable
Total class-specific expenses	$343,845	$104,484		$44,008		$3,475

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $934,000 in the fund’s statement of operations reflects $450,000 in current fees (either paid in cash or deferred) and a net increase of $484,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2019.

American Balanced Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$10,133,745	372,643	$2,954,719	106,208		$(7,457,616)	(274,059)	$5,630,848	204,792
Class C	2,016,915	74,788	328,299	11,836		(1,839,708)	(68,223)	505,506	18,401
Class T	—	—	—	—		—	—	—	—
Class F-1	1,038,230	38,518	208,419	7,498		(1,028,821)	(37,867)	217,828	8,149
Class F-2	5,119,171	188,756	607,935	21,864		(2,763,178)	(101,924)	2,963,928	108,696
Class F-3	2,124,796	78,419	220,317	7,921		(713,679)	(26,176)	1,631,434	60,164
Class 529-A	681,657	25,100	170,816	6,151		(685,806)	(25,220)	166,667	6,031
Class 529-C	133,148	4,913	24,111	865		(225,472)	(8,314)	(68,213)	(2,536)
Class 529-E	26,839	989	6,791	245		(36,569)	(1,352)	(2,939)	(118)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	82,638	3,029	11,134	401		(39,592)	(1,453)	54,180	1,977
Class R-1	31,507	1,168	4,045	146		(34,984)	(1,305)	568	9
Class R-2	260,911	9,691	39,625	1,429		(348,551)	(12,937)	(48,015)	(1,817)
Class R-2E	55,186	2,050	3,988	143		(27,831)	(1,027)	31,343	1,166
Class R-3	572,695	21,260	112,484	4,063		(1,065,993)	(39,540)	(380,814)	(14,217)
Class R-4	921,403	34,211	252,846	9,107		(1,257,717)	(46,397)	(83,468)	(3,079)
Class R-5E	327,920	12,072	16,513	592		(88,631)	(3,243)	255,802	9,421
Class R-5	342,581	12,619	76,809	2,765		(829,778)	(30,267)	(410,388)	(14,883)
Class R-6	5,675,495	209,243	1,098,151	39,492		(2,833,369)	(103,797)	3,940,277	144,938
Total net increase (decrease)	$29,544,837	1,089,469	$6,137,003	220,726		$(21,277,295)	(783,101)	$14,404,545	527,094

Year ended December 31, 2018

Class A	$9,131,176	337,074	$3,636,788	142,532		$(8,235,983)	(304,752)	$4,531,981	174,854
Class C	1,976,581	73,265	434,667	17,272		(1,862,635)	(69,191)	548,613	21,346
Class T	—	—	—	—		—	—	—	—
Class F-1	1,142,173	42,038	265,684	10,420		(1,365,669)	(50,302)	42,188	2,156
Class F-2	5,326,385	196,870	633,067	24,848		(2,350,908)	(87,466)	3,608,544	134,252
Class F-3	1,704,608	62,609	200,558	7,863		(561,150)	(20,802)	1,344,016	49,670
Class 529-A	589,199	21,718	217,512	8,541		(606,985)	(22,365)	199,726	7,894
Class 529-C	135,081	4,982	36,594	1,447		(208,884)	(7,690)	(37,209)	(1,261)
Class 529-E	26,777	988	9,266	365		(30,491)	(1,126)	5,552	227
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	60,237	2,226	11,892	468		(31,020)	(1,148)	41,109	1,546
Class R-1	27,532	1,020	5,684	226		(47,404)	(1,758)	(14,188)	(512)
Class R-2	289,139	10,710	56,998	2,264		(393,290)	(14,571)	(47,153)	(1,597)
Class R-2E	47,175	1,739	4,009	159		(26,461)	(982)	24,723	916
Class R-3	737,850	27,406	166,692	6,581		(1,115,699)	(41,290)	(211,157)	(7,303)
Class R-4	955,187	35,044	335,146	13,158		(1,480,577)	(54,613)	(190,244)	(6,411)
Class R-5E	523,677	19,023	10,922	424		(368,898)	(13,896)	165,701	5,551
Class R-5	389,329	14,307	113,560	4,435		(624,794)	(23,067)	(121,905)	(4,325)
Class R-6	5,242,782	192,619	1,227,291	48,002		(2,988,193)	(110,370)	3,481,880	130,251
Total net increase (decrease)	$28,304,888	1,043,638	$7,366,331	289,005		$(22,299,041)	(825,389)	$13,372,178	507,254

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $118,602,591,000 and $105,102,047,000, respectively, during the year ended December 31, 2019.

26	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
12/31/2019	$24.90	$.54	$4.21	$4.75	$(.55)	$(.60)	$(1.15)	$28.50	19.20%	$77,537		.58%		1.98%
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)	62,648		.57		1.94
12/31/2017	24.81	.48	3.33	3.81	(.49)	(.98)	(1.47)	27.15	15.47	63,563		.57		1.80
12/31/2016	23.83	.41	1.62	2.03	(.44)	(.61)	(1.05)	24.81	8.62	55,379		.59		1.67
12/31/2015	24.75	.42	— [4]	.42	(.40)	(.94)	(1.34)	23.83	1.72	49,215		.58		1.69
Class C:
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)	8,611		1.36		1.15
12/31/2017	24.66	.26	3.32	3.58	(.28)	(.98)	(1.26)	26.98	14.58	8,816		1.37		1.01
12/31/2016	23.71	.21	1.60	1.81	(.25)	(.61)	(.86)	24.66	7.70	7,767		1.38		.88
12/31/2015	24.63	.22	.01	.23	(.21)	(.94)	(1.15)	23.71	.93	6,173		1.38		.90
Class T:
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [5]	—	[6]	.33	[5]	2.22	[5]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[5]	—	[6]	.35	[5]	2.16	[5]
12/31/2017[7,8]	25.77	.41	2.38	2.79	(.43)	(.98)	(1.41)	27.15	10.91 [5,9]	—	[6]	.36	[5,10]	2.08	[5,10]
Class F-1:
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)	4,599		.64		1.86
12/31/2017	24.79	.45	3.33	3.78	(.46)	(.98)	(1.44)	27.13	15.40	4,957		.65		1.72
12/31/2016	23.82	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.79	8.50	4,091		.66		1.60
12/31/2015	24.74	.40	.01	.41	(.39)	(.94)	(1.33)	23.82	1.67	3,367		.65		1.63
Class F-2:
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)	11,332		.38		2.14
12/31/2017	24.79	.53	3.32	3.85	(.53)	(.98)	(1.51)	27.13	15.69	8,714		.39		1.99
12/31/2016	23.82	.46	1.61	2.07	(.49)	(.61)	(1.10)	24.79	8.80	5,703		.39		1.88
12/31/2015	24.74	.47	— [4]	.47	(.45)	(.94)	(1.39)	23.82	1.92	2,634		.39		1.89
Class F-3:
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)	3,401		.29		2.24
12/31/2017[7,11]	25.38	.53	2.77	3.30	(.56)	(.98)	(1.54)	27.14	13.17 [9]	2,361		.29	[10]	2.11	[10]
Class 529-A:
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)	3,733		.65		1.86
12/31/2017	24.77	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.11	15.42	3,857		.65		1.73
12/31/2016	23.80	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.77	8.50	3,115		.67		1.59
12/31/2015	24.72	.39	.01	.40	(.38)	(.94)	(1.32)	23.80	1.63	2,861		.68		1.60

See end of table for footnotes.

American Balanced Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
12/31/2019	$24.86	$.32	$4.20	$4.52	$(.32)	$(.60)	$(.92)	$28.46	18.27%	$755		1.38%		1.17%
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)	723		1.40		1.10
12/31/2017	24.75	.25	3.33	3.58	(.24)	(.98)	(1.22)	27.11	14.55	822		1.42		.96
12/31/2016	23.79	.20	1.60	1.80	(.23)	(.61)	(.84)	24.75	7.63	975		1.44		.82
12/31/2015	24.70	.20	.02	.22	(.19)	(.94)	(1.13)	23.79	.88	905		1.45		.83
Class 529-E:
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86	186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)	165		.88		1.63
12/31/2017	24.76	.39	3.32	3.71	(.40)	(.98)	(1.38)	27.09	15.11	175		.89		1.49
12/31/2016	23.79	.33	1.61	1.94	(.36)	(.61)	(.97)	24.76	8.24	153		.91		1.35
12/31/2015	24.71	.33	.01	.34	(.32)	(.94)	(1.26)	23.79	1.38	142		.92		1.36
Class 529-T:
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41 [5]	—	[6]	.39	[5]	2.16	[5]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[5]	—	[6]	.41	[5]	2.09	[5]
12/31/2017[7,8]	25.77	.40	2.38	2.78	(.42)	(.98)	(1.40)	27.15	10.88 [5,9]	—	[6]	.41	[5,10]	2.03	[5,10]
Class 529-F-1:
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38	286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)	201		.41		2.10
12/31/2017	24.75	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.09	15.68	178		.42		1.95
12/31/2016	23.78	.44	1.62	2.06	(.48)	(.61)	(1.09)	24.75	8.75	135		.44		1.82
12/31/2015	24.71	.45	(.01)	.44	(.43)	(.94)	(1.37)	23.78	1.82	117		.46		1.82
Class R-1:
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26	126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)	110		1.37		1.13
12/31/2017	24.64	.26	3.32	3.58	(.27)	(.98)	(1.25)	26.97	14.56	134		1.37		.99
12/31/2016	23.68	.22	1.60	1.82	(.25)	(.61)	(.86)	24.64	7.75	154		1.38		.89
12/31/2015	24.61	.22	(.01)	.21	(.20)	(.94)	(1.14)	23.68	.88	151		1.38		.90
Class R-2:
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220		1.36		1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111		1.37		1.13
12/31/2017	24.66	.26	3.31	3.57	(.27)	(.98)	(1.25)	26.98	14.58	1,255		1.37		1.00
12/31/2016	23.70	.22	1.60	1.82	(.25)	(.61)	(.86)	24.66	7.74	1,241		1.37		.89
12/31/2015	24.62	.23	.01	.24	(.22)	(.94)	(1.16)	23.70	.97	1,220		1.32		.95
Class R-2E:
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119		1.07		1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75		1.08		1.44
12/31/2017	24.74	.35	3.31	3.66	(.37)	(.98)	(1.35)	27.05	14.89	57		1.08		1.32
12/31/2016	23.77	.29	1.62	1.91	(.33)	(.61)	(.94)	24.74	8.10	17		1.08		1.18
12/31/2015	24.75	.29	.10	.39	(.43)	(.94)	(1.37)	23.77	1.60	2		.96		1.22

28	American Balanced Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-3:
12/31/2019	$24.77	$.44	$4.18	$4.62	$(.45)	$(.60)	$(1.05)	$28.34	18.77%	$3,021		.92%		1.64%
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992		.93		1.57
12/31/2017	24.69	.38	3.31	3.69	(.39)	(.98)	(1.37)	27.01	15.05	3,460		.93		1.44
12/31/2016	23.72	.32	1.62	1.94	(.36)	(.61)	(.97)	24.69	8.24	3,349		.93		1.33
12/31/2015	24.65	.33	(.01)	.32	(.31)	(.94)	(1.25)	23.72	1.34	3,170		.93		1.35
Class R-4:
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398		.62		1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667		.63		1.87
12/31/2017	24.76	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.10	15.44	6,353		.63		1.74
12/31/2016	23.80	.40	1.60	2.00	(.43)	(.61)	(1.04)	24.76	8.50	5,930		.64		1.63
12/31/2015	24.72	.41	— [4]	.41	(.39)	(.94)	(1.33)	23.80	1.67	4,431		.63		1.65
Class R-5E:
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460		.42		2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168		.40		2.19
12/31/2017	24.78	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.12	15.70	32		.41		1.93
12/31/2016	23.82	.48	1.56	2.04	(.47)	(.61)	(1.08)	24.78	8.65	2		.42		1.94
12/31/2015[7,12]	25.09	.05	(.36)	(.31)	(.12)	(.84)	(.96)	23.82	(1.21)[9]	—	[6]	.05	[9]	.20	[9]
Class R-5:
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646		.32		2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809		.33		2.17
12/31/2017	24.83	.54	3.34	3.88	(.55)	(.98)	(1.53)	27.18	15.78	2,090		.33		2.04
12/31/2016	23.85	.47	1.62	2.09	(.50)	(.61)	(1.11)	24.83	8.88	1,986		.34		1.91
12/31/2015	24.77	.48	— [4]	.48	(.46)	(.94)	(1.40)	23.85	1.98	2,571		.34		1.94
Class R-6:
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991		.27		2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971		.28		2.23
12/31/2017	24.81	.56	3.33	3.89	(.56)	(.98)	(1.54)	27.16	15.84	18,238		.28		2.10
12/31/2016	23.84	.48	1.61	2.09	(.51)	(.61)	(1.12)	24.81	8.90	11,058		.29		1.98
12/31/2015	24.76	.49	— [4]	.49	(.47)	(.94)	(1.41)	23.84	2.02	7,290		.29		1.99

	Year ended December 31,
Portfolio turnover rate for all share classes[13,14]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	67%	72%	58%	48%	45%
Including mortgage dollar roll transactions	104%	105%	95%	79%	82%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $.01.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

American Balanced Fund	29

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the summary investment portfolio, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 7, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

30	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2019, through December 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	31

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,074.51	$3.03	.58%
Class A – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class C – actual return	1,000.00	1,070.25	6.89	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,075.88	1.67	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,073.95	3.24	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,075.72	1.94	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,076.24	1.36	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,074.39	3.24	.62
Class 529-A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class 529-C – actual return	1,000.00	1,070.30	7.10	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class 529-E – actual return	1,000.00	1,072.81	4.44	.85
Class 529-E – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class 529-T – actual return	1,000.00	1,075.59	1.94	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,075.36	1.99	.38
Class 529-F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-1 – actual return	1,000.00	1,070.20	7.04	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2 – actual return	1,000.00	1,070.05	7.10	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,071.53	5.53	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,072.70	4.75	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	1,074.12	3.19	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,075.17	2.09	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,075.87	1.62	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,076.20	1.36	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

32	American Balanced Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2019:

Long-term capital gains	$3,257,477,000
Qualified dividend income	$1,960,256,000
Section 199A dividends	$114,209,000
Corporate dividends received deduction	$1,471,505,000
U.S. government income that may be exempt from state taxation	$372,354,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

American Balanced Fund	33

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the Board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results and related benchmarks, which the board also used to assess the results of the fund.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

34	American Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Balanced Fund	35

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

36	American Balanced Fund

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American Balanced Fund	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC, previously ManattJones Global Strategies (international consulting); former Assistant Secretary of Commerce, U.S. Department of Commerce	4	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
Linda Griego, 1947	2012	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and for the former City Scene Management Company (provided commercial asset management services)	18	Sempra Energy
James J. Postl, 1946 Chairman of the Board (Independent and Non-Executive)	2007	Retired; former President and CEO, Pennzoil-Quaker State Company (automotive products and services) (retired 2002)	4	None
Josette Sheeran, 1954	2019	President and CEO, Asia Society; United Nations Special Envoy for Haiti	7	None
Margaret Spellings, 1957	2012	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Isaac Stein, 1946	2004	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	None

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gregory D. Johnson, 1963 Co-President	2003	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company	4	None
Hilda L. Applbaum, 1961 Senior Vice President	1999	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	American Balanced Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Jeffrey T. Lager, 1968 Co-President	2002	Partner — Capital International Investors, Capital Research and Management Company
Donald H. Rolfe, 1972 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Paul Benjamin, 1979 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Alan N. Berro, 1960 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.[7]
Michael T. Kerr, 1959 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company
James R. Mulally, 1952 Senior Vice President	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[7]
Paul F. Roye, 1953 Senior Vice President	2007	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research and Management Company
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company
Richmond Wolf, 1970 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Pramod Atluri, 1976 Vice President	2019	Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Michael W. Stockton, 1967 Secretary	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Courtney R. Taylor, 1975 Assistant Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, except Paul Benjamin, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Balanced Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete December 31, 2019, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AMBAL

Registrant:

a) Audit Fees:
Audit	2018	12,000
	2019	113,000

b) Audit-Related Fees:
	2018	33,000
	2019	30,000

c) Tax Fees:
	2018	8,000
	2019	14,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2018	None
	2019	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2018	1,117,000
	2019	1,812,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2018	8,000
	2019	46,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2018	None
	2019	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,219,000 for fiscal year 2018 and $1,904,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio

December 31, 2019

Common stocks 64.07% Information technology 15.06%	Shares	Value (000)
Microsoft Corp.	48,792,000	$7,694,498
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	56,545,100	3,285,270
Broadcom Inc.	8,833,007	2,791,407
Intel Corp.	35,729,400	2,138,405
ASML Holding NV (New York registered)	4,716,458	1,395,788
ASML Holding NV1	1,660,000	494,365
Samsung Electronics Co., Ltd.1	20,225,000	974,528
Visa Inc., Class A	4,218,000	792,562
Applied Materials, Inc.	9,727,584	593,772
Autodesk, Inc.2	3,062,000	561,754
Mastercard Inc., Class A	1,688,000	504,020
NortonLifeLock Inc.	14,000,000	357,280
VeriSign, Inc.2	1,800,000	346,824
Apple Inc.	1,020,000	299,523
Adobe Inc.2	760,000	250,656
Square, Inc., Class A2	3,885,000	243,046
Keyence Corp.1	659,000	233,255
TE Connectivity Ltd.	2,200,000	210,848
Texas Instruments Inc.	1,583,697	203,172
Analog Devices, Inc.	1,440,000	171,130
Sabre Corp.	7,088,721	159,071
FleetCor Technologies, Inc.2	551,500	158,678
Fiserv, Inc.2	1,157,000	133,784
Intuit Inc.	500,000	130,965
KLA Corp.	470,011	83,742
		24,208,343
Health care 9.94%
UnitedHealth Group Inc.	16,959,000	4,985,607
Cigna Corp.	9,542,917	1,951,431
Merck & Co., Inc.	16,936,400	1,540,366
Pfizer Inc.	39,187,000	1,535,347
Johnson & Johnson	6,650,000	970,035
Thermo Fisher Scientific Inc.	2,686,000	872,601
Boston Scientific Corp.2	12,175,000	550,554
Centene Corp.2	8,521,326	535,736
CVS Health Corp.	5,304,869	394,099
Anthem, Inc.	1,235,700	373,218
AstraZeneca PLC1	3,358,000	335,963
Novartis AG1	2,980,000	282,332
ResMed Inc.	1,635,000	253,376
Gilead Sciences, Inc.	3,500,000	227,430
Abbott Laboratories	2,546,700	221,206
Eli Lilly and Co.	1,440,000	189,259
Humana Inc.	454,000	166,400
Daiichi Sankyo Co., Ltd.1	2,448,000	161,648
Bluebird Bio, Inc.2	1,810,000	158,828

American Balanced Fund — Page 1 of 40

Common stocks (continued) Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.2	1,590,000	$134,435
Vertex Pharmaceuticals Inc.2	458,100	100,301
WellCare Health Plans, Inc.2	99,900	32,988
		15,973,160
Financials 8.62%
Berkshire Hathaway Inc., Class A2	9,666	3,282,477
Berkshire Hathaway Inc., Class B2	2,536,000	574,404
JPMorgan Chase & Co.	10,734,300	1,496,361
BlackRock, Inc.	1,939,000	974,735
Chubb Ltd.	5,605,500	872,552
PNC Financial Services Group, Inc.	5,370,000	857,213
Capital One Financial Corp.	7,593,147	781,411
Goldman Sachs Group, Inc.	2,561,685	589,008
The Blackstone Group Inc., Class A	8,538,272	477,631
Citigroup Inc.	5,140,400	410,667
Intercontinental Exchange, Inc.	3,866,600	357,854
CME Group Inc., Class A	1,703,000	341,826
Bank of America Corp.	9,500,000	334,590
Legal & General Group PLC1	70,000,000	282,014
Wells Fargo & Co.	5,057,500	272,093
Truist Financial Corp.	4,603,725	259,282
Aon PLC, Class A	1,056,000	219,954
RenaissanceRe Holdings Ltd.	1,111,000	217,778
Barclays PLC1	91,188,300	217,763
HDFC Bank Ltd.1	11,283,000	201,085
First Republic Bank	1,658,100	194,744
Discover Financial Services	1,950,000	165,399
S&P Global Inc.	478,000	130,518
AIA Group Ltd.1	10,607,000	111,603
Nasdaq, Inc.	1,014,910	108,697
Marsh & McLennan Cos., Inc.	622,000	69,297
BNP Paribas SA1	779,720	46,414
Arch Capital Group Ltd.2	324,900	13,935
		13,861,305
Industrials 5.60%
Boeing Co.	7,604,600	2,477,275
Lockheed Martin Corp.	3,594,500	1,399,626
Northrop Grumman Corp.	3,186,900	1,096,198
CSX Corp.	12,865,500	930,948
Airbus SE, non-registered shares1	4,122,253	604,807
Johnson Controls International PLC	9,000,000	366,390
Deere & Co.	2,000,000	346,520
Honeywell International Inc.	1,892,000	334,884
Safran SA1	1,664,000	257,944
TransDigm Group Inc.	380,000	212,800
United Parcel Service, Inc., Class B	1,750,000	204,855
Parker-Hannifin Corp.	903,000	185,855
Waste Management, Inc.	1,380,000	157,265
Cummins Inc.	800,000	143,168
Union Pacific Corp.	765,000	138,304

American Balanced Fund — Page 2 of 40

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	808,400	$119,385
Norfolk Southern Corp.	123,000	23,878
		9,000,102
Communication services 5.12%
Alphabet Inc., Class C2	862,500	1,153,180
Alphabet Inc., Class A2	386,100	517,138
Comcast Corp., Class A	36,181,300	1,627,073
Facebook, Inc., Class A2	6,863,600	1,408,754
Charter Communications, Inc., Class A2	2,771,200	1,344,254
Activision Blizzard, Inc.	14,123,000	839,189
T-Mobile US, Inc.2	9,000,000	705,780
Netflix, Inc.2	607,000	196,407
ViacomCBS Inc., Class B	4,520,000	189,704
Nintendo Co., Ltd.1	364,000	146,927
Verizon Communications Inc.	1,687,000	103,582
		8,231,988
Consumer staples 4.74%
Philip Morris International Inc.	29,300,700	2,493,197
Altria Group, Inc.	24,947,000	1,245,105
Nestlé SA1	10,190,000	1,103,949
Conagra Brands, Inc.	12,452,000	426,356
Anheuser-Busch InBev SA/NV1	4,040,000	331,286
Coca-Cola Co.	5,785,000	320,200
Coca-Cola European Partners PLC	5,440,000	276,787
Mondelez International, Inc.	4,455,400	245,403
Procter & Gamble Co.	1,600,000	199,840
Church & Dwight Co., Inc.	2,639,317	185,650
General Mills, Inc.	3,150,000	168,714
Costco Wholesale Corp.	535,000	157,247
Kellogg Co.	2,200,000	152,152
British American Tobacco PLC1	3,141,518	133,845
British American Tobacco PLC (ADR)	410,000	17,409
Constellation Brands, Inc., Class A	570,000	108,157
Keurig Dr Pepper Inc.	1,873,215	54,230
		7,619,527
Consumer discretionary 4.62%
Home Depot, Inc.	11,380,300	2,485,230
Amazon.com, Inc.2	875,700	1,618,154
Carnival Corp., units	12,000,000	609,960
General Motors Co.	10,405,000	380,823
Dollar General Corp.	2,415,000	376,692
VF Corp.	3,420,000	340,837
Domino’s Pizza, Inc.	1,109,000	325,802
LVMH Moët Hennessy-Louis Vuitton SE1	571,000	265,932
Marriott International, Inc., Class A	1,577,000	238,805
Toll Brothers, Inc.	5,870,000	231,924
Darden Restaurants, Inc.	2,000,000	218,020
NIKE, Inc., Class B	1,532,000	155,207
MGM Resorts International	4,560,000	151,711
Wynn Resorts, Ltd.	199,000	27,635
		7,426,732

American Balanced Fund — Page 3 of 40

Common stocks (continued) Energy 3.80%	Shares	Value (000)
Chevron Corp.	9,633,755	$1,160,964
Royal Dutch Shell PLC, Class B (ADR)	14,396,000	863,328
Royal Dutch Shell PLC, Class B1	2,861,540	85,267
Baker Hughes Co., Class A	28,556,000	731,890
Noble Energy, Inc.	22,500,000	558,900
Enbridge Inc.	11,500,000	457,355
Enbridge Inc. (CAD denominated)	1,394,400	55,441
Suncor Energy Inc.	12,679,346	415,566
Exxon Mobil Corp.	5,463,100	381,215
ConocoPhillips	5,505,500	358,023
EOG Resources, Inc.	2,961,400	248,047
Murphy Oil Corp.3	8,087,138	216,735
Pioneer Natural Resources Co.	1,406,400	212,887
Schlumberger Ltd.	5,000,000	201,000
Canadian Natural Resources, Ltd. (CAD denominated)	2,575,500	83,301
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,301,100	68,560
		6,098,479
Materials 2.97%
DuPont de Nemours Inc.	12,273,100	787,933
LyondellBasell Industries NV	7,672,100	724,860
Sherwin-Williams Co.	1,052,400	614,117
Royal Gold, Inc.3	4,254,500	520,113
Dow Inc.	8,231,000	450,483
Shin-Etsu Chemical Co., Ltd.1	4,011,100	439,760
Air Products and Chemicals, Inc.	1,065,000	250,264
LafargeHolcim Ltd.1	3,787,143	210,004
Rio Tinto PLC1	2,750,000	163,397
Linde PLC	730,000	155,417
Norsk Hydro ASA1	40,404,025	150,839
Nucor Corp.	2,500,000	140,700
Corteva, Inc.	4,645,166	137,311
WestRock Co.	576,703	24,746
		4,769,944
Real estate 2.90%
Simon Property Group, Inc. REIT	8,169,000	1,216,854
Equinix, Inc. REIT	1,463,000	853,953
Crown Castle International Corp. REIT	4,240,000	602,716
Sun Communities, Inc. REIT	3,633,000	545,313
American Tower Corp. REIT	1,939,000	445,621
Digital Realty Trust, Inc. REIT	2,991,000	358,142
Iron Mountain Inc. REIT	10,166,200	323,997
AGNC Investment Corp. REIT	9,820,000	173,618
Ventas, Inc. REIT	2,464,400	142,294
Embassy Office Parks REIT1	681,000	4,043
		4,666,551
Utilities 0.70%
DTE Energy Co.	2,465,000	320,130
Public Service Enterprise Group Inc.	3,922,408	231,618
AES Corp.	9,016,356	179,425
Enel SpA1	19,892,254	158,251
Sempra Energy	570,000	86,344

American Balanced Fund — Page 4 of 40

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Exelon Corp.	1,818,600	$82,910
CMS Energy Corp.	997,900	62,708
		1,121,386
Total common stocks (cost: $67,125,361,000)		102,977,517
Preferred securities 0.17% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	3,680,000	143,573
Energy 0.08%
Petróleo Brasileiro SA (Petrobras), preferred nominative	17,152,200	128,683
Financials 0.00%
CoBank, ACB, Class E, noncumulative, preferred shares4	7,440	5,022
Total preferred securities (cost: $257,948,000)		277,278
Convertible stocks 0.17% Real estate 0.10%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	130,000	166,626
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	66,000	77,746
Health care 0.02%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	22,709	26,775
Total convertible stocks (cost: $231,655,000)		271,147
Bonds, notes & other debt instruments 31.73% Corporate bonds & notes 10.70% Financials 2.55%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,663
ACE INA Holdings Inc. 2.875% 2022	22,180	22,754
ACE INA Holdings Inc. 3.35% 2026	5,180	5,508
Ally Financial Inc. 3.875% 2024	4,940	5,185
Ally Financial Inc. 4.625% 2025	5,000	5,423
Ally Financial Inc. 8.00% 2031	13,000	18,069
American Express Co. 2.20% 2020	29,000	29,062
American International Group, Inc. 4.20% 2028	8,760	9,639
AXA Equitable Holdings, Inc. 4.35% 2028	19,000	20,627
AXA SA, Series B, junior subordinated, 6.379%4,5	2,000	2,420
Bank of America Corp. 2.625% 2020	18,605	18,713
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)5	34,000	35,303
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)5	18,650	19,635
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)5	11,381	11,887
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)5	13,950	14,641

American Balanced Fund — Page 5 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)5	$38,225	$39,538
BB&T Corp. 2.625% 2022	22,500	22,804
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	37,315
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	11,843
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,127
BNP Paribas 3.50% 20234	35,966	37,219
BNP Paribas 3.80% 20244	77,000	80,876
BNP Paribas 2.819% 20254,5	10,084	10,201
BNP Paribas 3.375% 20254	61,623	63,985
BNP Paribas 4.375% 20254	5,700	6,139
BNP Paribas 4.375% 20264	6,350	6,817
Capital One Financial Corp. 2.15% 2022	48,325	48,418
Capital One Financial Corp. 3.20% 2025	20,000	20,713
Capital One Financial Corp. 4.25% 2025	8,355	9,095
Charles Schwab Corp. 3.45% 2026	1,616	1,711
Citigroup Inc. 2.90% 2021	620	630
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)5	7,264	7,393
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)5	30,000	32,821
Citigroup Inc. 4.65% 2048	478	597
CME Group Inc. 3.75% 2028	25,175	27,802
Commonwealth Bank of Australia 2.25% 20204	6,250	6,254
Crédit Agricole SA 2.375% 20214	6,645	6,689
Crédit Agricole SA 4.375% 20254	16,575	17,822
Credit Suisse Group AG 3.80% 2022	6,800	7,078
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,5	22,137	22,548
Credit Suisse Group AG 3.80% 2023	18,637	19,511
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)4,5	15,200	15,253
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,5	12,300	13,102
Danske Bank AS 2.70% 20224	22,500	22,668
Deutsche Bank AG 2.70% 2020	20,000	20,016
Deutsche Bank AG 3.15% 2021	15,339	15,410
Deutsche Bank AG 3.375% 2021	8,847	8,941
Deutsche Bank AG 4.25% 2021	24,132	24,519
Deutsche Bank AG 4.25% 2021	1,774	1,825
Deutsche Bank AG 3.30% 2022	12,871	13,005
Deutsche Bank AG 5.00% 2022	7,045	7,358
Deutsche Bank AG 3.95% 2023	80,334	82,389
Deutsche Bank AG 3.70% 2024	49,658	50,531
Deutsche Bank AG 3.70% 2024	23,360	23,706
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)5	27,900	28,514
Deutsche Bank AG 4.10% 2026	16,805	17,047
DNB Bank ASA 2.375% 20214	10,000	10,067
Ford Motor Credit Co. 5.085% 2021	18,335	18,775
Ford Motor Credit Co. 3.35% 2022	18,000	18,186
Ford Motor Credit Co. 3.81% 2024	61,242	62,170
Ford Motor Credit Co. 4.063% 2024	19,000	19,398
Ford Motor Credit Co. 5.584% 2024	16,000	17,318
Ford Motor Credit Co. 4.542% 2026	36,000	36,851
Goldman Sachs Group, Inc. 5.25% 2021	20,000	20,990
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,468
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)5	38,459	39,156
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)5	20,899	21,631
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)5	10,000	10,624
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)5	5,102	5,469

American Balanced Fund — Page 6 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 3.00% 20224	$38,000	$38,704
Groupe BPCE SA 2.75% 20234	10,050	10,214
Groupe BPCE SA 5.70% 20234	13,830	15,314
Groupe BPCE SA 4.625% 20244	34,250	36,851
Groupe BPCE SA 5.15% 20244	54,250	59,535
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	14,142
Hartford Financial Services Group, Inc. 3.60% 2049	20,000	20,614
HSBC Holdings PLC 2.65% 2022	15,000	15,164
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)5	22,500	23,014
HSBC Holdings PLC 4.25% 2024	8,000	8,499
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)5	9,400	9,435
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)5	25,500	28,500
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)5	11,250	12,124
Intesa Sanpaolo SpA 6.50% 20214	14,380	15,023
Intesa Sanpaolo SpA 3.125% 20224	61,835	62,654
Intesa Sanpaolo SpA 3.375% 20234	75,277	76,549
Intesa Sanpaolo SpA 3.25% 20244	2,210	2,222
Intesa Sanpaolo SpA 5.017% 20244	96,772	101,672
Intesa Sanpaolo SpA 5.71% 20264	12,388	13,408
Intesa Sanpaolo SpA 3.875% 20274	70,714	70,777
Intesa Sanpaolo SpA 3.875% 20284	51,526	51,739
Jefferies Financial Group Inc. 5.50% 2023	830	903
JPMorgan Chase & Co. 2.55% 2020	1,395	1,401
JPMorgan Chase & Co. 2.55% 2021	10,000	10,078
JPMorgan Chase & Co. 3.25% 2022	10,000	10,344
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)5	16,850	17,558
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)5	18,401	19,394
JPMorgan Chase & Co. 3.875% 2024	25,000	26,761
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)5	55,215	55,147
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)5	20,000	19,997
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)5	20,000	21,534
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)5	35,000	35,274
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)5	25,000	28,249
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 20216	28,050	28,066
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)5	12,800	12,992
Lloyds Banking Group PLC 4.05% 2023	15,000	15,904
Lloyds Banking Group PLC 4.45% 2025	12,400	13,544
Lloyds Banking Group PLC 4.375% 2028	10,025	11,051
Marsh & McLennan Cos., Inc. 3.875% 2024	24,225	25,838
Marsh & McLennan Cos., Inc. 4.375% 2029	31,585	35,992
Marsh & McLennan Cos., Inc. 4.90% 2049	26,314	33,361
Metropolitan Life Global Funding I 2.50% 20204	46,300	46,534
Metropolitan Life Global Funding I 1.95% 20214	15,500	15,514
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	50,000	50,677
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	51,003
Morgan Stanley 2.50% 2021	10,000	10,078
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)5	35,000	36,579
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)5	23,100	23,395
Morgan Stanley 3.125% 2026	5,582	5,762
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)5	65,673	74,237
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	10,104
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.184% 20244,6	8,150	8,144
New York Life Global Funding 1.70% 20214	15,000	14,984

American Balanced Fund — Page 7 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 2.25% 20224	$11,635	$11,748
New York Life Global Funding 2.35% 20264	11,890	11,908
Nordea Bank AB 2.50% 20204	14,825	14,894
Nordea Bank AB 2.25% 20214	8,800	8,839
PNC Bank 2.60% 2020	30,000	30,101
PNC Bank 2.55% 2021	17,000	17,205
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,277
Prudential Financial, Inc. 3.50% 2024	23,600	25,110
Prudential Financial, Inc. 4.35% 2050	53,000	60,995
Rabobank Nederland 2.75% 2022	23,500	23,895
Rabobank Nederland 4.375% 2025	13,000	14,104
Royal Bank of Canada 3.20% 2021	18,000	18,322
Santander Holdings USA, Inc. 4.45% 2021	25,000	25,987
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,646
Santander Holdings USA, Inc. 3.40% 2023	31,500	32,298
Santander Holdings USA, Inc. 3.50% 2024	41,975	43,177
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	23,726
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	10,112
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)4,5	10,400	11,622
Synchrony Bank 3.65% 2021	49,151	50,188
Synchrony Financial 2.85% 2022	18,725	18,954
Synchrony Financial 4.25% 2024	12,479	13,316
Synchrony Financial 4.375% 2024	11,650	12,428
Toronto-Dominion Bank 2.65% 2024	12,425	12,725
Travelers Cos., Inc. 4.00% 2047	13,520	15,299
U.S. Bancorp 2.625% 2022	16,225	16,481
U.S. Bancorp 2.85% 2023	25,000	25,603
U.S. Bancorp 3.40% 2023	43,925	45,886
U.S. Bancorp 2.375% 2026	25,000	25,072
UBS Group AG 4.125% 20254	28,250	30,727
UniCredit SpA 3.75% 20224	86,636	88,774
UniCredit SpA 6.572% 20224	113,370	121,752
UniCredit SpA 4.625% 20274	10,000	10,595
UniCredit SpA 5.861% 20324,5	60,117	62,815
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)4,5	35,633	40,994
Unum Group 3.875% 2025	5,045	5,322
Wells Fargo & Co. 4.60% 2021	25,000	25,817
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)5	76,200	76,252
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)5	2,755	2,928
Wells Fargo & Co. 4.15% 2029	12,800	14,252
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)5	24,675	24,841
Westpac Banking Corp. 2.15% 2020	28,000	28,009
Westpac Banking Corp. 2.75% 2023	27,500	28,025
		4,104,436
Energy 1.39%
Apache Corp. 5.35% 2049	25,000	26,162
BP Capital Markets PLC 4.234% 2028	36,375	41,122
Canadian Natural Resources Ltd. 2.95% 2023	28,865	29,447
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,818
Cenovus Energy Inc. 3.80% 2023	20,710	21,427
Cenovus Energy Inc. 4.25% 2027	50,790	53,796
Cenovus Energy Inc. 5.25% 2037	10,000	11,078

American Balanced Fund — Page 8 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.40% 2047	$21,950	$25,614
Cheniere Energy, Inc. 5.125% 2027	17,000	18,819
Cheniere Energy, Inc. 3.70% 20294	74,135	75,691
Diamondback Energy, Inc. 3.25% 2026	29,348	29,717
Enbridge Energy Partners, LP 5.875% 2025	21,005	24,495
Enbridge Energy Partners, LP 5.50% 2040	15,000	17,829
Enbridge Energy Partners, LP 7.375% 2045	45,188	67,408
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	13,261
Enbridge Inc. 4.00% 2023	9,535	10,074
Enbridge Inc. 3.70% 2027	14,313	15,156
Energy Transfer Partners, LP 4.15% 2020	11,500	11,623
Energy Transfer Partners, LP 4.20% 2023	11,190	11,749
Energy Transfer Partners, LP 4.50% 2024	18,395	19,580
Energy Transfer Partners, LP 4.75% 2026	19,000	20,570
Energy Transfer Partners, LP 4.00% 2027	3,300	3,413
Energy Transfer Partners, LP 4.20% 2027	958	1,003
Energy Transfer Partners, LP 4.95% 2028	12,225	13,391
Energy Transfer Partners, LP 5.25% 2029	25,000	28,079
Energy Transfer Partners, LP 5.30% 2047	13,961	14,888
Energy Transfer Partners, LP 5.40% 2047	10,000	10,860
Energy Transfer Partners, LP 6.00% 2048	13,082	15,245
Energy Transfer Partners, LP 6.25% 2049	79,157	95,398
Enterprise Products Operating LLC 3.90% 2024	16,545	17,567
Enterprise Products Operating LLC 3.95% 2027	550	594
EOG Resources, Inc. 4.15% 2026	10,220	11,232
EQT Corp. 3.00% 2022	7,635	7,502
EQT Corp. 3.90% 2027	15,080	14,117
Equinor ASA 3.625% 2028	49,745	54,596
Equinor ASA 3.25% 2049	50,952	51,339
Exxon Mobil Corp. 2.222% 2021	18,000	18,116
Exxon Mobil Corp. 2.019% 2024	63,850	64,051
Exxon Mobil Corp. 2.275% 2026	30,000	30,157
Exxon Mobil Corp. 2.44% 2029	52,373	52,715
Exxon Mobil Corp. 3.095% 2049	15,000	14,965
Halliburton Co. 3.80% 2025	4,465	4,766
Kinder Morgan, Inc. 4.30% 2028	15,000	16,359
Kinder Morgan, Inc. 5.30% 2034	8,205	9,662
Kinder Morgan, Inc. 5.20% 2048	12,926	14,989
MPLX LP 3.50% 20224	5,345	5,504
MPLX LP 4.875% 2025	20,000	21,844
MPLX LP 4.125% 2027	5,880	6,175
MPLX LP 4.50% 2038	12,500	12,711
Noble Energy, Inc. 3.25% 2029	24,488	24,713
Noble Energy, Inc. 4.95% 2047	6,000	6,642
Occidental Petroleum Corp. 4.85% 2021	17,186	17,704
Occidental Petroleum Corp. 2.70% 2022	24,998	25,261
Occidental Petroleum Corp. 2.90% 2024	21,680	22,038
Occidental Petroleum Corp. 3.20% 2026	3,945	3,995
Occidental Petroleum Corp. 5.55% 2026	13,895	15,779
Occidental Petroleum Corp. 3.50% 2029	20,000	20,405
Occidental Petroleum Corp. 4.40% 2049	10,000	10,311
Petróleos Mexicanos 6.875% 2026	151,060	166,302
Petróleos Mexicanos 6.50% 2027	99,158	105,560
Petróleos Mexicanos 5.35% 2028	30,000	29,935

American Balanced Fund — Page 9 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.84% 20304	$19,298	$20,612
Phillips 66 Partners LP 3.605% 2025	1,950	2,043
Phillips 66 Partners LP 3.55% 2026	3,350	3,509
Phillips 66 Partners LP 4.68% 2045	6,580	7,135
Phillips 66 Partners LP 4.90% 2046	5,510	6,253
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,677
Sabine Pass Liquefaction, LLC 5.625% 20235	50,000	54,418
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	55,773
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,786
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	13,940
Saudi Arabian Oil Co. 2.875% 20244	52,881	53,669
Saudi Arabian Oil Co. 3.50% 20294	93,480	96,866
Schlumberger BV 4.00% 20254	10,000	10,767
Shell International Finance BV 2.25% 2020	8,375	8,405
Shell International Finance BV 3.50% 2023	8,940	9,415
Shell International Finance BV 3.875% 2028	15,000	16,631
Statoil ASA 2.75% 2021	5,395	5,490
Statoil ASA 3.25% 2024	1,690	1,781
Statoil ASA 4.25% 2041	6,000	6,944
TC PipeLines, LP 4.375% 2025	6,390	6,802
Total Capital International 2.434% 2025	25,350	25,665
Total Capital International 3.455% 2029	52,380	56,760
Total Capital International 3.461% 2049	18,630	19,588
Total Capital SA 3.883% 2028	15,000	16,791
TransCanada PipeLines Ltd. 4.25% 2028	17,075	18,959
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,569
TransCanada PipeLines Ltd. 4.875% 2048	10,000	11,803
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)5	6,410	6,692
Valero Energy Corp. 4.00% 2029	20,000	21,583
Williams Partners LP 4.50% 2023	6,400	6,853
Williams Partners LP 4.30% 2024	7,870	8,398
Woodside Petroleum Ltd. 3.65% 20254	12,400	12,844
		2,227,740
Utilities 1.36%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20254	28,000	30,237
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20264	1,500	1,633
AEP Transmission Co. LLC 3.75% 2047	9,870	10,606
AEP Transmission Co. LLC 4.25% 2048	12,600	14,450
Ameren Corp. 2.50% 2024	15,430	15,567
Ameren Corp. 3.65% 2026	1,410	1,476
Ameren Corp. 3.70% 2047	7,030	7,536
Ameren Corp. 4.50% 2049	11,925	14,692
Ameren Corp. 3.25% 2050	2,970	3,006
American Electric Power Co., Inc. 2.15% 2020	9,800	9,820
American Electric Power Co., Inc. 2.95% 2022	13,694	13,956
Avangrid, Inc. 3.80% 2029	41,600	44,122
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,356
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,547
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,513
CenterPoint Energy, Inc. 3.70% 2049	14,450	14,241
CMS Energy Corp. 5.05% 2022	8,215	8,669
Comision Federal de Electricidad 4.75% 20274	10,725	11,345

American Balanced Fund — Page 10 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Commonwealth Edison Co. 2.55% 2026	$11,270	$11,406
Commonwealth Edison Co. 4.35% 2045	8,345	9,778
Commonwealth Edison Co. 4.00% 2048	11,750	13,212
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	10,393
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	23,003
Consumers Energy Co. 3.375% 2023	1,435	1,500
Consumers Energy Co. 3.125% 2024	10,520	10,942
Consumers Energy Co. 3.25% 2046	10,635	10,676
Consumers Energy Co. 4.05% 2048	27,710	31,921
Consumers Energy Co. 3.10% 2050	30,000	29,925
Dominion Resources, Inc. 2.00% 2021	6,765	6,763
Dominion Resources, Inc. 2.75% 2022	36,516	37,041
Dominion Resources, Inc., junior subordinated, 2.579% 20205	7,025	7,040
Dominion Resources, Inc., junior subordinated, 3.071% 20245	26,071	26,862
DTE Energy Co. 2.60% 2022	16,850	16,970
DTE Energy Co. 3.95% 2049	16,745	19,131
DTE Energy Co., Series C, 2.529% 20246	38,500	38,694
Duke Energy Carolinas, Inc. 3.95% 2028	21,375	23,818
Duke Energy Carolinas, Inc. 3.70% 2047	6,625	7,155
Duke Energy Corp. 3.75% 2024	24,295	25,746
Duke Energy Corp. 2.65% 2026	21,250	21,348
Duke Energy Florida, LLC 3.20% 2027	23,075	24,123
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,295
Duke Energy Progress Inc. 4.15% 2044	26,190	29,561
Duke Energy Progress Inc. 3.70% 2046	29,270	31,286
Duke Energy Progress, LLC 3.375% 2023	3,925	4,101
Edison International 3.125% 2022	25,975	26,386
Edison International 3.55% 2024	21,855	22,392
Edison International 4.125% 2028	750	769
EDP Finance BV 3.625% 20244	35,450	36,907
Electricité de France SA 2.35% 20204	4,600	4,609
Electricité de France SA 4.75% 20354	3,500	4,003
Electricité de France SA 4.875% 20384	7,025	8,254
Electricité de France SA 5.60% 2040	1,475	1,860
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)5	11,600	13,126
Emera US Finance LP 3.55% 2026	17,715	18,400
Enel Finance International SA 2.875% 20224	7,766	7,865
Enel Finance International SA 4.25% 20234	35,981	38,096
Enel Finance International SA 4.625% 20254	26,746	29,179
Enel Finance International SA 3.50% 20284	20,897	21,385
Enel Finance International SA 4.875% 20294	34,050	38,428
Enersis Américas SA 4.00% 2026	4,330	4,494
Entergy Corp. 4.00% 2022	7,994	8,344
Entergy Corp. 2.95% 2026	24,040	24,422
Entergy Louisiana, LLC 4.20% 2048	14,025	16,205
Eversource Energy 3.80% 2023	10,245	10,790
Eversource Energy 2.70% 2026	4,085	4,142
Exelon Corp. 2.85% 2020	15,000	15,034
Exelon Corp. 3.40% 2026	2,840	2,967
Exelon Corp. 4.45% 2046	2,525	2,835
Exelon Corp., junior subordinated, 3.497% 20225	90,158	92,582
FirstEnergy Corp. 3.90% 2027	33,273	35,580
FirstEnergy Corp. 4.85% 2047	16,893	20,065
Florida Power & Light Co. 3.70% 20474	1,633	1,780

American Balanced Fund — Page 11 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Co. 3.15% 2049	$30,225	$30,551
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,190
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	22,242
Mississippi Power Co. 4.25% 2042	2,675	2,874
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	22,802
NiSource Finance Corp. 2.65% 2022	14,850	15,033
Northeast Utilities 3.15% 2025	8,845	9,126
Northern States Power Co. 4.125% 2044	18,000	20,666
Northern States Power Co. 3.60% 2046	6,750	7,278
Northern States Power Co. 2.90% 2050	11,175	10,676
NV Energy, Inc. 6.25% 2020	10,168	10,527
Oncor Electric Delivery Co. LLC 2.75% 2024	33,725	34,138
Pacific Gas and Electric Co. 3.75% 20247	20,000	20,358
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,425
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	21,490
Public Service Co. of Colorado 2.25% 2022	6,000	6,047
Public Service Electric and Gas Co. 3.05% 2024	13,425	13,924
Public Service Electric and Gas Co. 3.20% 2029	20,000	21,089
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,684
Public Service Electric and Gas Co. 3.85% 2049	17,150	19,284
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,834
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,384
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,841
Puget Energy, Inc. 6.50% 2020	5,750	5,981
Puget Energy, Inc. 6.00% 2021	13,200	14,019
Puget Energy, Inc. 5.625% 2022	15,427	16,549
Puget Energy, Inc. 3.65% 2025	9,400	9,735
Puget Sound Energy, Inc. 3.25% 2049	20,250	20,164
Southern California Edison Co. 2.90% 2021	32,360	32,702
Southern California Edison Co. 3.875% 2021	12,142	12,408
Southern California Edison Co. 1.845% 2022	3,454	3,412
Southern California Edison Co. 2.40% 2022	9,453	9,501
Southern California Edison Co. 3.40% 2023	11,367	11,792
Southern California Edison Co. 3.50% 2023	40,140	41,839
Southern California Edison Co. 3.70% 2025	19,211	20,357
Southern California Edison Co. 3.65% 2028	10,625	11,390
Southern California Edison Co. 2.85% 2029	34,435	34,424
Southern California Edison Co. 4.20% 2029	65,879	72,944
Southern California Edison Co. 6.00% 2034	300	369
Southern California Edison Co. 5.35% 2035	1,957	2,293
Southern California Edison Co. 5.75% 2035	18,764	22,883
Southern California Edison Co. 5.625% 2036	8,341	10,161
Southern California Edison Co. 5.55% 2037	4,741	5,726
Southern California Edison Co. 5.95% 2038	30,712	38,928
Southern California Edison Co. 6.05% 2039	8,053	10,499
Southern California Edison Co. 4.50% 2040	11,251	12,352
Southern California Edison Co. 4.00% 2047	67,095	70,538
Southern California Edison Co. 4.125% 2048	12,865	13,725
Southern California Edison Co. 4.875% 2049	8,803	10,427
Southern California Edison Co., Series C, 3.60% 2045	9,968	9,853
Virginia Electric and Power Co. 3.80% 2028	8,247	8,970
Virginia Electric and Power Co. 2.875% 2029	10,100	10,356
Virginia Electric and Power Co. 4.60% 2048	10,125	12,392
Virginia Electric and Power Co. 3.30% 2049	9,100	9,199

American Balanced Fund — Page 12 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 3.30% 2025	$5,795	$6,051
Xcel Energy Inc. 2.60% 2029	40,100	39,718
		2,182,481
Health care 1.26%
Abbott Laboratories 3.40% 2023	8,578	9,022
Abbott Laboratories 3.75% 2026	11,937	13,045
Abbott Laboratories 4.75% 2036	4,800	5,999
Abbott Laboratories 4.90% 2046	3,500	4,599
AbbVie Inc. 2.30% 20224	23,946	24,076
AbbVie Inc. 2.85% 2023	20,387	20,794
AbbVie Inc. 2.60% 20244	16,000	16,110
AbbVie Inc. 2.95% 20264	16,940	17,219
AbbVie Inc. 3.20% 20294	25,000	25,448
AbbVie Inc. 4.30% 2036	4,393	4,862
AbbVie Inc. 4.05% 20394	36,000	38,174
AbbVie Inc. 4.45% 2046	31,916	34,143
AbbVie Inc. 4.25% 20494	32,223	34,058
Allergan PLC 3.45% 2022	44,992	46,021
Allergan PLC 3.80% 2025	872	916
Allergan PLC 4.55% 2035	7,870	8,598
Allergan PLC 4.75% 2045	1,404	1,527
Allergan, Inc. 5.00% 20214	35,099	36,711
AmerisourceBergen Corp. 3.25% 2025	2,170	2,257
AmerisourceBergen Corp. 4.25% 2045	2,045	2,105
Amgen Inc. 2.70% 2022	10,620	10,765
Amgen Inc. 4.40% 2045	16,000	17,989
Anthem, Inc. 2.375% 2025	5,318	5,327
AstraZeneca PLC 2.375% 2022	14,720	14,888
AstraZeneca PLC 3.375% 2025	42,445	45,101
Baxalta Inc. 4.00% 2025	398	429
Bayer US Finance II LLC 3.875% 20234	63,946	67,120
Bayer US Finance II LLC 4.25% 20254	91,147	98,339
Bayer US Finance II LLC 4.40% 20444	13,090	13,255
Bayer US Finance II LLC 4.875% 20484	5,092	5,831
Becton, Dickinson and Co. 2.404% 2020	17,750	17,770
Becton, Dickinson and Co. 2.894% 2022	9,210	9,362
Becton, Dickinson and Co. 3.363% 2024	6,725	7,005
Boston Scientific Corp. 3.375% 2022	20,000	20,651
Boston Scientific Corp. 3.45% 2024	11,915	12,465
Boston Scientific Corp. 3.85% 2025	23,140	24,857
Boston Scientific Corp. 3.75% 2026	11,685	12,522
Boston Scientific Corp. 4.00% 2029	31,345	34,671
Bristol-Myers Squibb Co. 2.90% 20244	16,070	16,590
Bristol-Myers Squibb Co. 3.20% 20264	17,853	18,736
Bristol-Myers Squibb Co. 3.40% 20294	14,095	15,075
Bristol-Myers Squibb Co. 4.25% 20494	11,000	13,036
Centene Corp. 4.75% 20254	31,875	33,176
Centene Corp. 4.25% 20274	12,260	12,635
Centene Corp. 4.625% 20294	21,980	23,204
Cigna Corp. 3.40% 2021	13,920	14,251
Cigna Corp. 3.75% 2023	49,662	52,092
Cigna Corp. 4.125% 2025	11,460	12,440
Cigna Corp. 4.375% 2028	16,800	18,622

American Balanced Fund — Page 13 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Corp. 4.80% 2038	$29,085	$33,952
CVS Health Corp. 3.35% 2021	3,035	3,086
CVS Health Corp. 3.70% 2023	7,790	8,114
CVS Health Corp. 4.30% 2028	10,305	11,254
Eli Lilly and Co. 3.375% 2029	24,265	26,162
Eli Lilly and Co. 3.95% 2049	10,000	11,562
GlaxoSmithKline PLC 3.00% 2024	40,965	42,720
GlaxoSmithKline PLC 3.625% 2025	12,165	13,060
Humana Inc. 3.15% 2022	20,000	20,527
Medtronic, Inc. 3.50% 2025	10,013	10,730
Merck & Co., Inc. 2.90% 2024	24,172	25,159
Merck & Co., Inc. 3.40% 2029	10,000	10,828
Mylan Laboratories Inc. 3.15% 2021	18,347	18,589
Mylan Laboratories Inc. 4.20% 2023	13,930	14,749
Mylan Laboratories Inc. 3.95% 2026	12,736	13,276
Pfizer Inc. 2.95% 2024	14,095	14,634
Pfizer Inc. 3.45% 2029	28,000	30,158
Roche Holdings, Inc. 1.75% 20224	18,330	18,334
Shire PLC 2.40% 2021	40,634	40,865
Shire PLC 2.875% 2023	93,763	95,537
Shire PLC 3.20% 2026	88,671	91,361
Takeda Pharmaceutical Co., Ltd. 4.00% 2021	30,000	31,029
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	63,195	67,856
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	10,000	11,645
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	59,713
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	147,595
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,999	123,583
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,257
UnitedHealth Group Inc. 4.45% 2048	11,500	13,731
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,305
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,217
		2,030,476
Consumer discretionary 0.95%
Amazon.com, Inc. 2.40% 2023	24,500	24,936
Amazon.com, Inc. 2.80% 2024	24,500	25,361
Amazon.com, Inc. 3.80% 2024	35,000	37,761
American Honda Finance Corp. 3.50% 2028	10,000	10,772
Bayerische Motoren Werke AG 3.45% 20234	43,425	45,057
DaimlerChrysler North America Holding Corp. 2.25% 20204	9,780	9,783
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	22,482
DaimlerChrysler North America Holding Corp. 3.00% 20214	40,000	40,397
Ford Motor Credit Co. 2.343% 2020	36,275	36,211
Ford Motor Credit Co. 3.157% 2020	14,624	14,683
Ford Motor Credit Co. 3.20% 2021	8,300	8,347
Ford Motor Credit Co. 3.47% 2021	993	1,002
Ford Motor Credit Co. 3.813% 2021	23,321	23,753
Ford Motor Credit Co. 2.979% 2022	13,734	13,753
Ford Motor Credit Co. 3.219% 2022	590	594
Ford Motor Credit Co. 3.339% 2022	29,703	29,998
Ford Motor Credit Co. 5.596% 2022	17,641	18,590
Ford Motor Credit Co. 3.096% 2023	42,618	42,586
Ford Motor Credit Co. 4.14% 2023	20,000	20,577
Ford Motor Credit Co. 4.375% 2023	10,714	11,141

American Balanced Fund — Page 14 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.664% 2024	$10,350	$10,405
Ford Motor Credit Co. 4.687% 2025	7,472	7,767
Ford Motor Credit Co. 3.815% 2027	3,000	2,909
General Motors Co. 4.35% 2025	5,780	6,194
General Motors Co. 6.25% 2043	16,460	18,476
General Motors Co. 6.75% 2046	4,667	5,486
General Motors Co. 5.40% 2048	10,000	10,346
General Motors Co. 5.95% 2049	23,471	25,991
General Motors Financial Co. 3.70% 2020	10,000	10,120
General Motors Financial Co. 4.20% 2021	30,183	31,296
General Motors Financial Co. 3.15% 2022	7,891	8,042
General Motors Financial Co. 3.45% 2022	30,000	30,674
General Motors Financial Co. 3.45% 2022	21,750	22,245
General Motors Financial Co. 3.55% 2022	48,589	50,021
General Motors Financial Co. 3.25% 2023	50,308	51,433
General Motors Financial Co. 3.70% 2023	52,170	53,796
General Motors Financial Co. 3.50% 2024	47,470	48,914
General Motors Financial Co. 3.95% 2024	45,284	47,343
General Motors Financial Co. 5.10% 2024	6,257	6,793
General Motors Financial Co. 4.30% 2025	8,175	8,739
General Motors Financial Co. 4.35% 2027	11,250	11,824
Home Depot, Inc. 1.80% 2020	19,600	19,591
Home Depot, Inc. 4.40% 2021	15,000	15,404
Home Depot, Inc. 3.25% 2022	20,125	20,791
Home Depot, Inc. 2.95% 2029	32,020	33,309
Home Depot, Inc. 5.95% 2041	7,500	10,586
Home Depot, Inc. 4.25% 2046	6,500	7,690
Home Depot, Inc. 3.90% 2047	20,000	22,596
Hyundai Capital America 2.55% 20204	11,300	11,305
Hyundai Capital America 2.75% 20204	5,000	5,018
Hyundai Capital America 3.45% 20214	42,460	42,986
Hyundai Capital America 3.75% 20214	20,000	20,401
Hyundai Capital America 2.85% 20224	15,235	15,407
Hyundai Capital America 3.00% 20224	40,500	40,953
Hyundai Capital America 3.25% 20224	17,700	18,038
Hyundai Capital America 3.95% 20224	20,000	20,565
Hyundai Capital America 3.40% 20244	36,820	37,579
Lowe’s Cos., Inc. 3.65% 2029	22,148	23,675
Lowe’s Cos., Inc. 4.55% 2049	7,925	9,342
McDonald’s Corp. 3.80% 2028	14,775	16,151
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,957
Nordstrom, Inc. 4.00% 2021	6,245	6,410
Toyota Motor Credit Corp. 2.25% 2023	14,085	14,222
Toyota Motor Credit Corp. 3.05% 2028	15,800	16,657
Volkswagen Group of America Finance, LLC 4.00% 20214	54,878	56,761
Volkswagen Group of America Finance, LLC 2.70% 20224	23,662	23,935
Volkswagen Group of America Finance, LLC 4.25% 20234	25,051	26,693
Volkswagen Group of America Finance, LLC 2.85% 20244	10,113	10,275
Volkswagen Group of America Finance, LLC 4.625% 20254	47,466	52,539
Volkswagen Group of America Finance, LLC 3.20% 20264	20,806	21,346
		1,531,780

American Balanced Fund — Page 15 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 0.83%	Principal amount (000)	Value (000)
Altria Group, Inc. 4.40% 2026	$37,282	$40,503
Altria Group, Inc. 4.80% 2029	14,173	15,790
Altria Group, Inc. 9.95% 2038	13,500	21,693
Altria Group, Inc. 5.80% 2039	34,980	41,138
Altria Group, Inc. 4.50% 2043	5,466	5,584
Altria Group, Inc. 5.95% 2049	25,598	30,993
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	6,725	7,768
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	22,125	26,206
Anheuser-Busch InBev NV 4.15% 2025	42,036	45,761
Anheuser-Busch InBev NV 4.00% 2028	69,467	76,419
Anheuser-Busch InBev NV 5.45% 2039	34,000	42,758
Anheuser-Busch InBev NV 4.60% 2048	5,000	5,698
Anheuser-Busch InBev NV 5.55% 2049	34,345	44,555
British American Tobacco International Finance PLC 3.95% 20254	16,500	17,451
British American Tobacco PLC 3.222% 2024	44,339	45,344
British American Tobacco PLC 3.215% 2026	21,600	21,773
British American Tobacco PLC 3.557% 2027	26,020	26,558
British American Tobacco PLC 4.39% 2037	25,500	25,813
British American Tobacco PLC 4.54% 2047	96,190	96,631
British American Tobacco PLC 4.758% 2049	55,766	57,716
Conagra Brands, Inc. 4.30% 2024	12,355	13,304
Conagra Brands, Inc. 5.30% 2038	24,622	29,228
Conagra Brands, Inc. 5.40% 2048	12,878	15,708
Constellation Brands, Inc. 2.65% 2022	27,175	27,559
Constellation Brands, Inc. 2.70% 2022	2,905	2,941
Constellation Brands, Inc. 3.60% 2028	10,000	10,577
Constellation Brands, Inc. 4.50% 2047	3,465	3,777
Costco Wholesale Corp. 2.75% 2024	40,000	41,409
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,403
Keurig Dr Pepper Inc. 4.417% 2025	20,000	21,848
Keurig Dr Pepper Inc. 4.597% 2028	13,096	14,713
Keurig Dr Pepper Inc. 4.985% 2038	37,945	44,842
Keurig Dr Pepper Inc. 5.085% 2048	2,076	2,504
Kroger Co. 3.50% 2026	16,135	17,009
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,583
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,666
Molson Coors Brewing Co. 2.25% 2020	2,725	2,724
Molson Coors Brewing Co. 4.20% 2046	11,810	11,774
Philip Morris International Inc. 2.00% 2020	23,400	23,397
Philip Morris International Inc. 1.875% 2021	6,340	6,341
Philip Morris International Inc. 2.375% 2022	15,390	15,553
Philip Morris International Inc. 2.625% 2022	13,750	13,921
Philip Morris International Inc. 2.875% 2024	21,097	21,712
Philip Morris International Inc. 3.25% 2024	10,000	10,499
Philip Morris International Inc. 3.375% 2025	27,395	28,809
Philip Morris International Inc. 3.375% 2029	21,097	22,142
Procter & Gamble Co. 1.70% 2021	8,270	8,298
Reckitt Benckiser Group PLC 2.375% 20224	19,000	19,138
Reynolds American Inc. 3.25% 2022	10,640	10,854
Reynolds American Inc. 4.00% 2022	3,410	3,549
Reynolds American Inc. 4.45% 2025	21,590	23,244
Reynolds American Inc. 5.70% 2035	1,555	1,807
Reynolds American Inc. 5.85% 2045	32,595	37,369
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,726

American Balanced Fund — Page 16 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.40% 2023	$16,080	$16,906
Wal-Mart Stores, Inc. 2.85% 2024	36,165	37,513
Wal-Mart Stores, Inc. 3.05% 2026	21,505	22,676
WM. Wrigley Jr. Co. 3.375% 20204	22,500	22,721
		1,335,896
Industrials 0.70%
Air Lease Corp. 2.25% 2023	11,615	11,626
Avolon Holdings Funding Ltd. 3.625% 20224	36,247	37,184
Avolon Holdings Funding Ltd. 3.95% 20244	69,363	72,370
Avolon Holdings Funding Ltd 4.375% 20264	41,575	43,968
Boeing Co. 2.80% 2024	14,510	14,840
Boeing Co. 3.10% 2026	18,816	19,415
Boeing Co. 3.20% 2029	30,316	31,600
Boeing Co. 2.95% 2030	24,634	25,210
Boeing Co. 3.60% 2034	41,955	44,940
Boeing Co. 3.90% 2049	16,955	18,376
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	8,800	9,400
Burlington Northern Santa Fe LLC 3.55% 2050	30,000	31,591
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	25	25
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,125	1,183
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	211	219
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	908	924
CSX Corp. 3.80% 2028	43,025	46,935
CSX Corp. 4.25% 2029	14,593	16,430
CSX Corp. 4.30% 2048	19,000	21,563
CSX Corp. 4.50% 2049	12,625	14,774
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	2,076	2,183
FedEx Corp. 4.75% 2045	35,000	36,811
Fortive Corp. 2.35% 2021	6,505	6,533
General Dynamics Corp. 3.375% 2023	24,469	25,566
General Dynamics Corp. 3.50% 2025	19,536	20,930
General Electric Co. 2.70% 2022	11,000	11,150
General Electric Co. 4.125% 2042	870	896
Honeywell International Inc. 1.85% 2021	17,905	17,946
Honeywell International Inc. 2.15% 2022	17,950	18,125
Honeywell International Inc. 2.30% 2024	39,412	39,950
Honeywell International Inc. 2.70% 2029	36,735	37,611
IHS Markit Ltd. 4.25% 2029	16,000	17,262
Lockheed Martin Corp. 3.10% 2023	4,710	4,859
Lockheed Martin Corp. 3.55% 2026	18,885	20,257
Mexico City Airport Trust 5.50% 2046	5,677	5,874
Mexico City Airport Trust 5.50% 2047	11,901	12,314
Mexico City Airport Trust 5.50% 20474	422	437
Norfolk Southern Corp. 2.55% 2029	11,060	11,039
Northrop Grumman Corp. 2.93% 2025	28,490	29,370
Northrop Grumman Corp. 3.25% 2028	19,115	19,941
Rockwell Collins, Inc. 2.80% 2022	22,725	23,123
Roper Technologies, Inc. 2.80% 2021	9,660	9,804
Roper Technologies, Inc. 3.80% 2026	8,325	8,946
Siemens AG 2.70% 20224	51,020	51,918
Union Pacific Corp. 3.15% 2024	22,072	22,976
Union Pacific Corp. 3.75% 2025	24,640	26,414
Union Pacific Corp. 3.95% 2028	30,000	33,131

American Balanced Fund — Page 17 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.70% 2029	$31,310	$34,210
United Technologies Corp. 3.10% 2022	14,783	15,160
United Technologies Corp. 3.65% 2023	23,737	25,020
United Technologies Corp. 3.95% 2025	13,225	14,426
United Technologies Corp. 4.125% 2028	16,815	18,942
Vinci SA 3.75% 20294	21,353	23,294
Waste Management, Inc. 2.90% 2022	15,000	15,345
		1,124,336
Information technology 0.64%
Apple Inc. 3.00% 2024	10,000	10,387
Broadcom Inc. 4.25% 20264	241,600	256,897
Broadcom Inc. 4.75% 20294	171,958	188,189
Broadcom Ltd. 3.625% 2024	54,395	56,369
Broadcom Ltd. 3.875% 2027	107,415	111,556
Broadcom Ltd. 3.50% 2028	28,198	28,393
Fidelity National Information Services, Inc. 3.75% 2029	4,910	5,373
Fiserv, Inc. 2.75% 2024	35,415	36,050
Fiserv, Inc. 3.20% 2026	57,425	59,483
Fiserv, Inc. 3.50% 2029	26,565	27,938
Fiserv, Inc. 4.40% 2049	17,710	20,127
Intel Corp. 3.70% 2025	22,000	23,791
Microsoft Corp. 1.55% 2021	11,600	11,585
Microsoft Corp. 2.40% 2026	15,000	15,194
Microsoft Corp. 3.30% 2027	21,655	23,147
Microsoft Corp. 4.20% 2035	18,000	21,395
Microsoft Corp. 4.10% 2037	10,750	12,700
Microsoft Corp. 3.70% 2046	15,000	16,938
PayPal Holdings, Inc. 2.65% 2026	15,368	15,590
PayPal Holdings, Inc. 2.85% 2029	28,419	28,621
Visa Inc. 2.80% 2022	23,000	23,669
Visa Inc. 3.15% 2025	34,000	35,934
		1,029,326
Communication services 0.51%
Alphabet Inc. 1.998% 2026	17,000	16,911
AT&T Inc. 3.80% 2027	6,045	6,447
AT&T Inc. 4.35% 2029	25,000	27,799
British Telecommunications PLC 9.625% 20305	7,758	11,922
CBS Corp. 3.50% 2025	15,000	15,693
CBS Corp. 4.60% 2045	25,000	27,685
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	12,500	13,451
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	11,016
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	19,767	22,417
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	5,825	7,275
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	40,787	47,577
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	35,353	38,427
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	11,000	11,579
Comcast Corp. 3.95% 2025	38,738	42,278
Comcast Corp. 3.15% 2026	11,215	11,755
Comcast Corp. 2.35% 2027	17,000	16,981
Comcast Corp. 4.15% 2028	23,524	26,483
Comcast Corp. 3.20% 2036	7,250	7,410
Comcast Corp. 6.45% 2037	15,000	21,209

American Balanced Fund — Page 18 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.90% 2038	$12,750	$14,114
Comcast Corp. 4.60% 2038	20,000	23,829
Comcast Corp. 4.60% 2045	20,000	24,040
Comcast Corp. 4.70% 2048	15,355	18,927
Deutsche Telekom International Finance BV 1.95% 20214	10,000	10,000
Deutsche Telekom International Finance BV 2.82% 20224	20,000	20,298
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,845
Fox Corp. 3.666% 20224	17,915	18,500
Fox Corp. 4.03% 20244	19,480	20,767
Fox Corp. 5.476% 20394	20,000	24,456
France Télécom 4.125% 2021	20,000	20,727
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%4	5,730	5,918
Orange SA 5.50% 2044	14,000	18,560
Tencent Holdings Ltd. 3.28% 20244	16,000	16,468
Verizon Communications Inc. 4.125% 2027	26,900	29,856
Verizon Communications Inc. 4.50% 2033	23,000	26,860
Verizon Communications Inc. 4.272% 2036	47,680	53,919
Vodafone Group PLC 3.75% 2024	39,450	41,724
Vodafone Group PLC 4.375% 2028	5,000	5,541
Vodafone Group PLC 5.25% 2048	10,000	12,039
Vodafone Group PLC 4.25% 2050	21,020	21,964
		822,667
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,264
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	21,937
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	9,953
Alexandria Real Estate Equities, Inc. 4.00% 2050	20,825	22,806
American Campus Communities, Inc. 3.35% 2020	21,070	21,247
American Campus Communities, Inc. 3.75% 2023	11,715	12,208
American Campus Communities, Inc. 4.125% 2024	10,965	11,692
American Campus Communities, Inc. 3.625% 2027	8,932	9,419
American Tower Corp. 3.55% 2027	6,815	7,145
American Tower Corp. 3.60% 2028	15,000	15,757
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,700
Corporate Office Properties LP 3.60% 2023	6,000	6,174
Corporate Office Properties LP 5.25% 2024	20,030	21,555
Corporate Office Properties LP 5.00% 2025	1,235	1,331
EPR Properties 4.75% 2026	23,500	25,681
Equinix, Inc. 2.625% 2024	10,601	10,643
Equinix, Inc. 2.90% 2026	12,136	12,180
Equinix, Inc. 3.20% 2029	15,036	15,120
Essex Portfolio LP 3.875% 2024	27,215	28,768
Essex Portfolio LP 3.50% 2025	27,075	28,419
Essex Portfolio LP 3.375% 2026	2,395	2,489
Gaming and Leisure Properties, Inc. 3.35% 2024	16,338	16,724
Gaming and Leisure Properties, Inc. 4.00% 2030	20,000	20,460
Hospitality Properties Trust 4.25% 2021	8,425	8,547
Hospitality Properties Trust 5.00% 2022	4,350	4,576
Hospitality Properties Trust 4.50% 2023	21,820	22,683
Hospitality Properties Trust 4.95% 2027	11,000	11,406
Hospitality Properties Trust 3.95% 2028	12,610	12,301
Prologis, Inc. 4.25% 2023	20,000	21,418
Public Storage 2.37% 2022	8,640	8,735

American Balanced Fund — Page 19 of 40

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 3.25% 20254	$1,780	$1,821
Scentre Group 3.50% 20254	10,415	10,808
Scentre Group 3.75% 20274	13,620	14,245
WEA Finance LLC 3.25% 20204	26,437	26,652
Welltower Inc. 3.95% 2023	20,600	21,741
Westfield Corp. Ltd. 3.15% 20224	35,935	36,732
		529,337
Materials 0.18%
Air Liquide SA 2.25% 20294	20,990	20,594
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)4,5	3,175	3,278
Chevron Phillips Chemical Co. LLC 3.30% 20234	9,750	10,041
Dow Chemical Co. 3.15% 2024	34,020	35,275
Dow Chemical Co. 4.55% 2025	23,705	26,182
Dow Chemical Co. 3.625% 2026	20,713	21,793
Dow Chemical Co. 4.80% 2049	12,810	14,834
Eastman Chemical Co. 3.80% 2025	7,405	7,810
Ecolab Inc. 4.35% 2021	816	855
Ecolab Inc. 5.50% 2041	204	270
Ecolab Inc. 3.95% 2047	1,664	1,856
Glencore Funding LLC 4.125% 20244	16,500	17,279
Holcim Ltd. 5.15% 20234	17,000	18,261
International Paper Co. 7.30% 2039	7,835	10,847
Mosaic Co. 3.25% 2022	19,000	19,497
Mosaic Co. 4.05% 2027	17,940	18,624
Sherwin-Williams Co. 2.75% 2022	3,928	3,996
Sherwin-Williams Co. 3.125% 2024	4,260	4,403
Sherwin-Williams Co. 3.80% 2049	37,768	38,546
Westlake Chemical Corp. 4.375% 2047	10,000	10,109
		284,350
Total corporate bonds & notes		17,202,825
Mortgage-backed obligations 10.03%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,6,8	7,281	7,385
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 20294,6,8	27,930	27,995
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20484,6,8	7,086	7,106
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20294,6,8	6,909	6,964
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20294,6,8	1,681	1,694
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20294,6,8	861	863
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20684,6,8	12,581	12,916
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.037% 20336,8	774	775
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20488	3,370	3,432
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20508	15,265	16,266
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20328	288	300
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20328	138	144
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20348	1,375	1,435
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20488	5,600	5,821
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,8	6,323	6,418
Fannie Mae 6.50% 20378	488	551
Fannie Mae 6.50% 20478	73	79
Fannie Mae 7.00% 20478	41	46

American Balanced Fund — Page 20 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 20478	$38	$43
Fannie Mae 7.00% 20478	24	27
Fannie Mae 7.00% 20478	9	10
Fannie Mae 3.50% 20578	47,936	50,424
Fannie Mae 3.50% 20588	55,862	58,761
Fannie Mae Pool #AI3780 3.50% 20208	—9	—9
Fannie Mae Pool #MA0703 3.50% 20218	360	373
Fannie Mae Pool #AW1497 2.50% 20228	349	352
Fannie Mae Pool #MA1057 2.50% 20228	283	285
Fannie Mae Pool #FM1004 2.50% 20238	317	320
Fannie Mae Pool #MA1892 3.00% 20248	2,152	2,205
Fannie Mae Pool #931663 3.50% 20248	570	590
Fannie Mae Pool #931738 3.50% 20248	56	58
Fannie Mae Pool #AH0962 3.00% 20258	154	159
Fannie Mae Pool #MA2419 3.00% 20258	41	42
Fannie Mae Pool #MA2185 3.00% 20258	28	29
Fannie Mae Pool #MA2154 3.00% 20258	15	15
Fannie Mae Pool #932837 3.00% 20258	7	7
Fannie Mae Pool #AB1496 3.50% 20258	1,335	1,383
Fannie Mae Pool #AE1778 3.50% 20258	753	780
Fannie Mae Pool #AE9743 3.50% 20258	547	567
Fannie Mae Pool #AJ9156 3.00% 20268	589	604
Fannie Mae Pool #AJ0049 3.00% 20268	504	518
Fannie Mae Pool #AH3426 3.00% 20268	312	320
Fannie Mae Pool #AJ9155 3.00% 20268	309	318
Fannie Mae Pool #AJ6086 3.00% 20268	303	310
Fannie Mae Pool #MA2629 3.00% 20268	300	307
Fannie Mae Pool #AB2126 3.00% 20268	232	238
Fannie Mae Pool #AJ6999 3.00% 20268	57	58
Fannie Mae Pool #AJ7715 3.00% 20268	35	36
Fannie Mae Pool #AJ4087 3.00% 20268	12	12
Fannie Mae Pool #AJ1756 3.00% 20268	9	9
Fannie Mae Pool #AH4407 3.50% 20268	1,736	1,799
Fannie Mae Pool #AI8140 3.50% 20268	22	23
Fannie Mae Pool #MA2973 3.00% 20278	13,267	13,620
Fannie Mae Pool #AL5603 3.00% 20278	1,078	1,106
Fannie Mae Pool #AB4281 3.00% 20278	967	992
Fannie Mae Pool #AL1381 3.00% 20278	599	615
Fannie Mae Pool #AP7539 3.00% 20278	533	547
Fannie Mae Pool #MA3030 3.00% 20278	431	443
Fannie Mae Pool #AK3264 3.00% 20278	384	394
Fannie Mae Pool #AB4485 3.00% 20278	369	379
Fannie Mae Pool #AB4483 3.00% 20278	346	355
Fannie Mae Pool #AP7788 3.00% 20278	285	293
Fannie Mae Pool #AO8678 3.00% 20278	199	204
Fannie Mae Pool #AK4347 3.00% 20278	116	119
Fannie Mae Pool #AP0457 3.00% 20278	52	53
Fannie Mae Pool #AJ9193 3.00% 20278	34	35
Fannie Mae Pool #AQ4458 3.00% 20278	19	19
Fannie Mae Pool #MA1062 3.00% 20278	7	7
Fannie Mae Pool #AL2740 3.00% 20278	5	5
Fannie Mae Pool #AL6615 3.50% 20278	1,010	1,047
Fannie Mae Pool #AW7396 3.50% 20278	154	159
Fannie Mae Pool #AK6769 3.50% 20278	21	22
Fannie Mae Pool #MA3315 3.00% 20288	495	509

American Balanced Fund — Page 21 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3239 3.00% 20288	$467	$483
Fannie Mae Pool #AL4693 3.00% 20288	89	91
Fannie Mae Pool #AL3802 3.00% 20288	60	62
Fannie Mae Pool #AS2095 3.00% 20298	175	181
Fannie Mae Pool #AL5878 3.50% 20298	311	326
Fannie Mae Pool #BM4299 3.00% 20308	1,168	1,196
Fannie Mae Pool #FM1465 3.00% 20308	455	468
Fannie Mae Pool #BA0496 3.50% 20308	142	148
Fannie Mae Pool #AL7688 3.50% 20308	141	147
Fannie Mae Pool #AZ5722 3.50% 20308	22	22
Fannie Mae Pool #AL7972 3.50% 20318	200	209
Fannie Mae Pool #BE7150 3.50% 20328	451	469
Fannie Mae Pool #CA0960 3.50% 20328	27	28
Fannie Mae Pool #MA3409 3.00% 20338	12,080	12,391
Fannie Mae Pool #BK7123 3.00% 20338	912	935
Fannie Mae Pool #BN0591 3.00% 20338	218	224
Fannie Mae Pool #BK0857 3.00% 20338	46	47
Fannie Mae Pool #CA2133 3.00% 20338	46	47
Fannie Mae Pool #BJ7443 3.00% 20338	39	40
Fannie Mae Pool #BK0931 3.00% 20338	21	22
Fannie Mae Pool #BJ9002 3.50% 20338	93	97
Fannie Mae Pool #CA1270 3.50% 20338	20	21
Fannie Mae Pool #MA3518 4.00% 20338	70,370	73,457
Fannie Mae Pool #555880 5.50% 20338	1,518	1,695
Fannie Mae Pool #555956 5.50% 20338	1,355	1,526
Fannie Mae Pool #357399 5.50% 20338	151	169
Fannie Mae Pool #MA3764 2.50% 20348	34,038	34,337
Fannie Mae Pool #MA3674 2.50% 20348	16,552	16,695
Fannie Mae Pool #MA3827 2.50% 20348	6,897	6,958
Fannie Mae Pool #BO2408 2.50% 20348	3,027	3,054
Fannie Mae Pool #BO6861 2.50% 20348	2,382	2,403
Fannie Mae Pool #BO6328 2.50% 20348	458	462
Fannie Mae Pool #BO4108 2.50% 20348	453	457
Fannie Mae Pool #MA3797 2.50% 20348	359	362
Fannie Mae Pool #MA3695 3.00% 20348	137,280	140,712
Fannie Mae Pool #MA3657 3.00% 20348	49,883	51,114
Fannie Mae Pool #MA3681 3.00% 20348	30,073	30,819
Fannie Mae Pool #MA3738 3.00% 20348	17,885	18,339
Fannie Mae Pool #BO3606 3.00% 20348	782	802
Fannie Mae Pool #BO7887 3.00% 20348	671	688
Fannie Mae Pool #MA3768 3.00% 20348	435	446
Fannie Mae Pool #FM1394 3.00% 20348	74	76
Fannie Mae Pool #MA3896 2.50% 20358	200,000	201,759
Fannie Mae Pool #MA3897 3.00% 20358	8,151	8,354
Fannie Mae Pool #AA0914 5.00% 20358	486	527
Fannie Mae Pool #745092 6.50% 20358	1,436	1,628
Fannie Mae Pool #AS8438 3.00% 20368	74,814	76,780
Fannie Mae Pool #887695 6.00% 20368	428	491
Fannie Mae Pool #MA2866 3.00% 20378	69,645	71,476
Fannie Mae Pool #MA2922 3.00% 20378	37,104	38,079
Fannie Mae Pool #MA2897 3.00% 20378	29,630	30,409
Fannie Mae Pool #888292 6.00% 20378	3,828	4,394
Fannie Mae Pool #888746 6.50% 20378	903	1,019
Fannie Mae Pool #889658 6.50% 20388	1,275	1,445
Fannie Mae Pool #MA3671 3.00% 20398	47,538	48,288

American Balanced Fund — Page 22 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3646 3.00% 20398	$2,571	$2,628
Fannie Mae Pool #AD0679 5.50% 20398	38	43
Fannie Mae Pool #AE0395 4.50% 20408	6,974	7,576
Fannie Mae Pool #AE3049 4.50% 20408	5,387	5,852
Fannie Mae Pool #AE5471 4.50% 20408	3,835	4,166
Fannie Mae Pool #AD8536 5.00% 20408	2,887	3,186
Fannie Mae Pool #AE2513 5.00% 20408	2,222	2,451
Fannie Mae Pool #932752 5.00% 20408	803	886
Fannie Mae Pool #AE4689 5.00% 20408	774	854
Fannie Mae Pool #AI2503 4.00% 20418	4,867	5,221
Fannie Mae Pool #AH3575 4.50% 20418	4,988	5,419
Fannie Mae Pool #AI5589 4.50% 20418	71	78
Fannie Mae Pool #AH5452 5.00% 20418	970	1,068
Fannie Mae Pool #AI8121 5.00% 20418	948	1,045
Fannie Mae Pool #AI4289 5.00% 20418	916	997
Fannie Mae Pool #AH9420 5.00% 20418	878	968
Fannie Mae Pool #AI0582 5.00% 20418	717	790
Fannie Mae Pool #AH9370 5.00% 20418	658	725
Fannie Mae Pool #AI7218 5.00% 20418	512	548
Fannie Mae Pool #AH9938 5.00% 20418	437	482
Fannie Mae Pool #AI3894 5.00% 20418	337	360
Fannie Mae Pool #AI6576 5.00% 20418	268	295
Fannie Mae Pool #MA0791 5.00% 20418	231	255
Fannie Mae Pool #AI4296 5.00% 20418	139	153
Fannie Mae Pool #AI7159 5.00% 20418	124	133
Fannie Mae Pool #AI7058 5.00% 20418	87	95
Fannie Mae Pool #AI1865 5.00% 20418	65	71
Fannie Mae Pool #AI6599 5.00% 20418	29	32
Fannie Mae Pool #AI4563 5.00% 20418	12	13
Fannie Mae Pool #AJ1422 5.00% 20418	11	12
Fannie Mae Pool #AP2131 3.50% 20428	14,281	15,050
Fannie Mae Pool #AK2147 5.00% 20428	239	256
Fannie Mae Pool #AT2035 3.50% 20438	18,048	19,020
Fannie Mae Pool #AT2741 3.50% 20438	11,292	11,900
Fannie Mae Pool #AT7696 3.50% 20438	8,353	8,786
Fannie Mae Pool #AT7689 3.50% 20438	4,060	4,271
Fannie Mae Pool #AT7680 3.50% 20438	1,606	1,688
Fannie Mae Pool #AQ9302 3.50% 20438	1,175	1,238
Fannie Mae Pool #CA1546 4.00% 20438	9,754	10,222
Fannie Mae Pool #AU8813 4.00% 20438	410	448
Fannie Mae Pool #AU9348 4.00% 20438	286	312
Fannie Mae Pool #AU9350 4.00% 20438	259	280
Fannie Mae Pool #AV1538 4.50% 20438	9,284	10,077
Fannie Mae Pool #AS2988 3.50% 20448	54,843	57,409
Fannie Mae Pool #AS4477 3.50% 20458	36,811	38,468
Fannie Mae Pool #AL8354 3.50% 20458	14,017	14,826
Fannie Mae Pool #MA2471 3.50% 20458	10,122	10,565
Fannie Mae Pool #BC4764 3.00% 20468	153,405	157,065
Fannie Mae Pool #MA2608 3.00% 20468	4,476	4,582
Fannie Mae Pool #MA2771 3.00% 20468	3,626	3,713
Fannie Mae Pool #BM3610 3.50% 20468	66,003	68,863
Fannie Mae Pool #BM3803 3.50% 20468	23,628	24,658
Fannie Mae Pool #AL8522 3.50% 20468	20,931	22,139
Fannie Mae Pool #AS6789 3.50% 20468	16,995	17,817
Fannie Mae Pool #BC0157 3.50% 20468	15,178	16,011

American Balanced Fund — Page 23 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9499 3.50% 20468	$14,309	$15,000
Fannie Mae Pool #AS7168 3.50% 20468	10,370	10,872
Fannie Mae Pool #BM3613 4.00% 20468	50,839	53,867
Fannie Mae Pool #BC4748 4.00% 20468	23,814	25,138
Fannie Mae Pool #BC7611 4.00% 20468	2,539	2,700
Fannie Mae Pool #BD9665 4.00% 20468	2,044	2,177
Fannie Mae Pool #BF0302 3.00% 20478	34,675	34,816
Fannie Mae Pool #MA3147 3.00% 20478	16,398	16,731
Fannie Mae Pool #MA3209 3.00% 20478	5,904	6,021
Fannie Mae Pool #CA0377 3.00% 20478	3,403	3,478
Fannie Mae Pool #BM5632 3.00% 20478	1,527	1,563
Fannie Mae Pool #MA3210 3.50% 20478	94,877	98,612
Fannie Mae Pool #CA0858 3.50% 20478	90,475	94,015
Fannie Mae Pool #BM3528 3.50% 20478	73,575	77,604
Fannie Mae Pool #BH5752 3.50% 20478	37,802	39,243
Fannie Mae Pool #MA3182 3.50% 20478	30,881	32,111
Fannie Mae Pool #890833 3.50% 20478	27,575	28,716
Fannie Mae Pool #CA0770 3.50% 20478	16,142	16,782
Fannie Mae Pool #BM4655 3.50% 20478	13,532	14,102
Fannie Mae Pool #BE3151 3.50% 20478	2,832	2,969
Fannie Mae Pool #CA1055 3.50% 20478	2,389	2,482
Fannie Mae Pool #BE3162 3.50% 20478	1,955	2,050
Fannie Mae Pool #MA3148 3.50% 20478	1,588	1,648
Fannie Mae Pool #BH6387 3.50% 20478	1,092	1,134
Fannie Mae Pool #CA0453 4.00% 20478	74,116	77,617
Fannie Mae Pool #MA3149 4.00% 20478	55,078	57,906
Fannie Mae Pool #MA3211 4.00% 20478	46,521	48,830
Fannie Mae Pool #MA3183 4.00% 20478	14,439	15,185
Fannie Mae Pool #BM4413 4.50% 20478	27,228	28,801
Fannie Mae Pool #CA0623 4.50% 20478	11,739	12,381
Fannie Mae Pool #BE9242 4.50% 20478	64	68
Fannie Mae Pool #MA2938 4.50% 20478	32	34
Fannie Mae Pool #947661 6.50% 20478	56	60
Fannie Mae Pool #BF0293 3.00% 20488	166,186	170,148
Fannie Mae Pool #BM5024 3.00% 20488	135,774	138,353
Fannie Mae Pool #BF0323 3.00% 20488	79,498	81,393
Fannie Mae Pool #CA2690 3.00% 20488	14,677	14,992
Fannie Mae Pool #BF0325 3.50% 20488	104,527	109,477
Fannie Mae Pool #BF0318 3.50% 20488	94,797	99,286
Fannie Mae Pool #BM4033 3.50% 20488	53,747	56,186
Fannie Mae Pool #BJ0648 3.50% 20488	40,437	41,962
Fannie Mae Pool #MA3332 3.50% 20488	40,392	41,908
Fannie Mae Pool #CA1532 3.50% 20488	35,679	37,063
Fannie Mae Pool #MA3305 3.50% 20488	27,584	28,640
Fannie Mae Pool #BH9277 3.50% 20488	26,963	27,999
Fannie Mae Pool #CA2451 3.50% 20488	19,998	20,751
Fannie Mae Pool #BM3714 3.50% 20488	16,952	17,756
Fannie Mae Pool #MA3442 3.50% 20488	16,902	17,441
Fannie Mae Pool #BJ6760 3.50% 20488	11,434	11,948
Fannie Mae Pool #MA3520 3.50% 20488	10,053	10,333
Fannie Mae Pool #BJ5926 3.50% 20488	9,428	9,762
Fannie Mae Pool #BJ3790 3.50% 20488	7,873	8,181
Fannie Mae Pool #MA3276 3.50% 20488	7,786	8,079
Fannie Mae Pool #CA1686 3.50% 20488	7,622	7,899
Fannie Mae Pool #BJ5927 3.50% 20488	4,806	4,985

American Balanced Fund — Page 24 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3332 3.50% 20488	$4,276	$4,476
Fannie Mae Pool #BJ8118 3.50% 20488	3,398	3,526
Fannie Mae Pool #BJ1575 3.50% 20488	2,940	3,051
Fannie Mae Pool #BJ8648 3.50% 20488	1,507	1,555
Fannie Mae Pool #CA2622 3.50% 20488	122	126
Fannie Mae Pool #BK7655 3.926% 20486,8	12,848	13,337
Fannie Mae Pool #MA3239 4.00% 20488	55,848	58,631
Fannie Mae Pool #BK7608 4.00% 20488	36,198	37,674
Fannie Mae Pool #MA3467 4.00% 20488	20,735	21,603
Fannie Mae Pool #MA3443 4.00% 20488	13,359	13,885
Fannie Mae Pool #BK0199 4.00% 20488	11,608	12,152
Fannie Mae Pool #BK1198 4.00% 20488	10,086	10,566
Fannie Mae Pool #BJ0639 4.00% 20488	6,757	7,113
Fannie Mae Pool #FM1437 4.00% 20488	6,271	6,538
Fannie Mae Pool #MA3415 4.00% 20488	3,322	3,464
Fannie Mae Pool #BM2007 4.00% 20488	3,043	3,168
Fannie Mae Pool #MA3521 4.00% 20488	1,702	1,771
Fannie Mae Pool #MA3384 4.00% 20488	1,037	1,082
Fannie Mae Pool #FM1784 4.00% 20488	705	747
Fannie Mae Pool #BK4764 4.00% 20488	549	572
Fannie Mae Pool #CA1542 4.00% 20488	475	506
Fannie Mae Pool #BJ4342 4.00% 20488	466	492
Fannie Mae Pool #BJ9256 4.00% 20488	331	345
Fannie Mae Pool #BK0920 4.00% 20488	303	315
Fannie Mae Pool #CA1015 4.00% 20488	245	257
Fannie Mae Pool #MA3277 4.00% 20488	215	226
Fannie Mae Pool #BJ9260 4.00% 20488	86	90
Fannie Mae Pool #CA2588 4.50% 20488	184,499	194,945
Fannie Mae Pool #BJ2751 4.50% 20488	57,746	61,039
Fannie Mae Pool #CA2204 4.50% 20488	19,911	21,041
Fannie Mae Pool #MA3496 4.50% 20488	14,698	15,524
Fannie Mae Pool #BN1545 4.50% 20488	14,061	14,818
Fannie Mae Pool #BK1135 4.50% 20488	1,242	1,310
Fannie Mae Pool #CA2642 4.50% 20488	1,042	1,100
Fannie Mae Pool #CA2493 4.50% 20488	804	847
Fannie Mae Pool #CA2643 4.50% 20488	657	692
Fannie Mae Pool #BK7091 4.50% 20488	491	517
Fannie Mae Pool #BK9902 4.50% 20488	476	513
Fannie Mae Pool #BJ8318 4.50% 20488	384	405
Fannie Mae Pool #BJ5829 4.50% 20488	165	176
Fannie Mae Pool #BK8941 4.50% 20488	113	119
Fannie Mae Pool #MA3385 4.50% 20488	81	86
Fannie Mae Pool #BK7111 4.50% 20488	81	86
Fannie Mae Pool #BK0253 4.50% 20488	78	83
Fannie Mae Pool #BK9598 4.50% 20488	61	64
Fannie Mae Pool #BK9366 4.50% 20488	55	58
Fannie Mae Pool #CA4756 3.00% 20498	226,176	232,060
Fannie Mae Pool #CA4788 3.00% 20498	199,710	204,905
Fannie Mae Pool #CA4533 3.00% 20498	59,297	61,023
Fannie Mae Pool #MA3691 3.00% 20498	41,224	41,824
Fannie Mae Pool #BO4758 3.00% 20498	19,338	19,709
Fannie Mae Pool #MA3744 3.00% 20498	19,000	19,289
Fannie Mae Pool #MA3774 3.00% 20498	11,795	11,961
Fannie Mae Pool #CA3807 3.00% 20498	10,214	10,511
Fannie Mae Pool #CA4299 3.00% 20498	8,477	8,606

American Balanced Fund — Page 25 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO5023 3.00% 20498	$6,760	$6,896
Fannie Mae Pool #CA3806 3.00% 20498	5,166	5,323
Fannie Mae Pool #MA3685 3.00% 20498	2,000	2,030
Fannie Mae Pool #MA3670 3.00% 20498	1,000	1,015
Fannie Mae Pool #BM5793 3.00% 20498	497	504
Fannie Mae Pool #MA3803 3.50% 20498	132,280	136,113
Fannie Mae Pool #CA4800 3.50% 20498	99,833	105,633
Fannie Mae Pool #MA3692 3.50% 20498	84,194	86,524
Fannie Mae Pool #MA3775 3.50% 20498	73,227	75,306
Fannie Mae Pool #MA3637 3.50% 20498	54,649	56,157
Fannie Mae Pool #FM1886 3.50% 20498	43,432	44,835
Fannie Mae Pool #MA3686 3.50% 20498	34,775	35,737
Fannie Mae Pool #CA4358 3.50% 20498	20,986	21,562
Fannie Mae Pool #CA4813 3.50% 20498	17,058	17,586
Fannie Mae Pool #CA3068 3.50% 20498	12,606	13,216
Fannie Mae Pool #CA4156 3.50% 20498	6,345	6,622
Fannie Mae Pool #BN5402 3.50% 20498	3,160	3,252
Fannie Mae Pool #CA4566 3.50% 20498	2,926	3,009
Fannie Mae Pool #CA4026 3.50% 20498	2,543	2,621
Fannie Mae Pool #CA4112 3.50% 20498	2,242	2,365
Fannie Mae Pool #CA3814 3.50% 20498	2,081	2,196
Fannie Mae Pool #BN7823 3.50% 20498	882	909
Fannie Mae Pool #BN8106 3.50% 20498	711	731
Fannie Mae Pool #BN3448 3.50% 20498	525	540
Fannie Mae Pool #BN6683 3.50% 20498	500	514
Fannie Mae Pool #BM5446 3.50% 20498	146	150
Fannie Mae Pool #MA3663 3.50% 20498	144	148
Fannie Mae Pool #FM1115 3.50% 20498	137	141
Fannie Mae Pool #CA3663 3.50% 20498	75	77
Fannie Mae Pool #FM1596 3.50% 20498	51	53
Fannie Mae Pool #FM0020 3.50% 20498	43	44
Fannie Mae Pool #BO0447 3.50% 20498	23	24
Fannie Mae Pool #CA2944 4.00% 20498	202,011	210,693
Fannie Mae Pool #BN3940 4.00% 20498	114,640	119,465
Fannie Mae Pool #MA3776 4.00% 20498	14,983	15,638
Fannie Mae Pool #FM1913 4.00% 20498	14,240	15,033
Fannie Mae Pool #MA3664 4.00% 20498	13,186	13,705
Fannie Mae Pool #CA3976 4.00% 20498	5,122	5,428
Fannie Mae Pool #MA3804 4.00% 20498	2,056	2,147
Fannie Mae Pool #BO2188 4.00% 20498	1,984	2,069
Fannie Mae Pool #CA3184 4.00% 20498	1,003	1,067
Fannie Mae Pool #CA4432 4.00% 20498	469	498
Fannie Mae Pool #FM1668 4.00% 20498	326	346
Fannie Mae Pool #CA4574 4.00% 20498	100	104
Fannie Mae Pool #FM1389 4.50% 20498	10,355	10,883
Fannie Mae Pool #MA3639 4.50% 20498	2,997	3,153
Fannie Mae Pool #MA3616 4.50% 20498	1,108	1,166
Fannie Mae Pool #CA3528 5.00% 20498	13,052	13,954
Fannie Mae Pool #MA3902 2.50% 20508	62,000	61,300
Fannie Mae Pool #MA3905 3.00% 20508	664,493	673,780
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 20228	12,748	12,825
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 20228	10,390	10,507
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.188% 20236,8	12,513	12,889
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20236,8	16,314	17,045
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 20236,8	13,541	14,189

American Balanced Fund — Page 26 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20246,8	$16,865	$17,482
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 20246,8	13,938	14,584
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 20266,8	38,665	39,150
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20276,8	22,406	23,282
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 20276,8	32,890	34,470
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20368	648	577
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,4,8	5,085	5,082
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20491,4,8	5,726	5,674
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20694,8	112,639	117,448
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20694,8	27,947	28,997
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20484,6,8	39,703	40,598
Freddie Mac 3.50% 20218	146	151
Freddie Mac 3.50% 20218	15	16
Freddie Mac 3.50% 20258	23	23
Freddie Mac 3.50% 20258	13	14
Freddie Mac 3.50% 20268	6,335	6,568
Freddie Mac 3.50% 20268	3,461	3,588
Freddie Mac 3.50% 20268	79	82
Freddie Mac 3.50% 20268	74	77
Freddie Mac 3.50% 20268	60	62
Freddie Mac 3.50% 20268	26	27
Freddie Mac 3.50% 20268	15	16
Freddie Mac 3.50% 20278	48	50
Freddie Mac 6.50% 20278	284	311
Freddie Mac 6.50% 20278	170	188
Freddie Mac 6.50% 20278	37	41
Freddie Mac 6.50% 20288	191	213
Freddie Mac 3.50% 20298	6,506	6,744
Freddie Mac 3.50% 20328	75	79
Freddie Mac 3.00% 20338	4,536	4,665
Freddie Mac 3.50% 20338	7,621	7,927
Freddie Mac 3.50% 20338	349	362
Freddie Mac 3.50% 20338	71	73
Freddie Mac 3.50% 20338	54	56
Freddie Mac 3.50% 20348	2,727	2,828
Freddie Mac 3.50% 20348	53	55
Freddie Mac 3.00% 20378	40,117	41,194
Freddie Mac 3.00% 20378	31,120	31,956
Freddie Mac 5.50% 20378	283	311
Freddie Mac 5.50% 20378	33	37
Freddie Mac 5.50% 20388	104	117
Freddie Mac 5.50% 20388	44	50
Freddie Mac 6.00% 20388	783	898
Freddie Mac 3.50% 20398	27,340	28,356
Freddie Mac 3.50% 20398	1,201	1,247
Freddie Mac 5.50% 20398	166	187
Freddie Mac 4.50% 20408	6,352	6,903
Freddie Mac 4.50% 20408	573	617
Freddie Mac 4.50% 20418	1,275	1,386
Freddie Mac 4.50% 20418	787	855
Freddie Mac 4.50% 20418	459	494
Freddie Mac 4.50% 20418	387	420
Freddie Mac 4.50% 20418	106	112
Freddie Mac 4.50% 20418	45	48
Freddie Mac 5.00% 20418	301	331

American Balanced Fund — Page 27 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 20428	$1,165	$1,224
Freddie Mac 4.00% 20428	9,105	9,776
Freddie Mac 3.50% 20438	954	1,006
Freddie Mac 4.00% 20438	536	579
Freddie Mac 3.50% 20448	22,482	23,706
Freddie Mac 4.00% 20448	9,980	10,585
Freddie Mac 4.00% 20448	3,863	4,183
Freddie Mac 3.50% 20458	3,698	3,865
Freddie Mac 3.50% 20458	230	241
Freddie Mac 3.50% 20458	18	19
Freddie Mac 4.00% 20458	9,069	9,756
Freddie Mac 3.00% 20468	25,385	26,200
Freddie Mac 3.50% 20468	38,308	39,925
Freddie Mac 3.50% 20468	33,704	34,979
Freddie Mac 3.50% 20468	14,415	15,025
Freddie Mac 3.50% 20468	11,057	11,520
Freddie Mac 3.50% 20468	10,688	11,133
Freddie Mac 3.50% 20468	8,362	8,725
Freddie Mac 3.50% 20468	5,598	5,832
Freddie Mac 3.50% 20468	4,410	4,626
Freddie Mac 3.50% 20468	40	41
Freddie Mac 3.50% 20468	30	31
Freddie Mac 4.00% 20468	36,875	39,014
Freddie Mac 4.00% 20468	20,372	21,709
Freddie Mac 4.00% 20468	15,522	16,437
Freddie Mac 4.00% 20468	6,670	7,148
Freddie Mac 4.00% 20468	2,451	2,597
Freddie Mac 4.00% 20468	1,481	1,587
Freddie Mac 4.50% 20468	1,956	2,075
Freddie Mac 4.50% 20468	1,230	1,311
Freddie Mac 3.50% 20478	92,308	96,021
Freddie Mac 3.50% 20478	81,230	84,216
Freddie Mac 3.50% 20478	58,452	60,800
Freddie Mac 3.50% 20478	44,102	45,878
Freddie Mac 3.50% 20478	40,184	41,794
Freddie Mac 3.50% 20478	20,247	21,052
Freddie Mac 3.50% 20478	11,683	12,330
Freddie Mac 3.50% 20478	491	511
Freddie Mac 4.00% 20478	51,270	53,948
Freddie Mac 4.00% 20478	35,299	37,125
Freddie Mac 4.00% 20478	12,282	13,073
Freddie Mac 4.00% 20478	5,669	5,969
Freddie Mac 4.50% 20478	13,724	14,526
Freddie Mac 4.50% 20478	7,040	7,477
Freddie Mac 3.50% 20488	264,703	272,870
Freddie Mac 3.50% 20488	80,678	83,630
Freddie Mac 3.50% 20488	31,575	32,832
Freddie Mac 3.50% 20488	27,292	28,317
Freddie Mac 3.50% 20488	18,572	19,489
Freddie Mac 3.50% 20488	10,928	11,448
Freddie Mac 3.50% 20488	1,984	2,065
Freddie Mac 4.00% 20488	53,676	56,515
Freddie Mac 4.00% 20488	43,959	46,011
Freddie Mac 4.00% 20488	33,450	34,854
Freddie Mac 4.00% 20488	25,038	26,238

American Balanced Fund — Page 28 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20488	$13,726	$14,303
Freddie Mac 4.00% 20488	1,803	1,892
Freddie Mac 4.00% 20488	1,304	1,367
Freddie Mac 3.50% 20498	16,323	16,846
Freddie Mac Pool #ZK5455 2.50% 20238	277	279
Freddie Mac Pool #ZK5667 3.00% 20238	151	155
Freddie Mac Pool #ZK7595 3.00% 20248	11,057	11,330
Freddie Mac Pool #ZS6952 3.00% 20248	29	30
Freddie Mac Pool #ZK3775 3.00% 20268	896	919
Freddie Mac Pool #ZK3584 3.00% 20268	186	190
Freddie Mac Pool #ZK3747 3.00% 20268	8	8
Freddie Mac Pool #ZK3541 3.00% 20268	7	7
Freddie Mac Pool #ZK3727 3.00% 20268	4	4
Freddie Mac Pool #ZS6197 3.50% 20268	223	231
Freddie Mac Pool #ZK7581 3.00% 20278	9,632	9,921
Freddie Mac Pool #ZK7598 3.00% 20278	9,390	9,636
Freddie Mac Pool #ZS8455 3.00% 20278	738	757
Freddie Mac Pool #ZK3970 3.00% 20278	545	559
Freddie Mac Pool #ZK3817 3.00% 20278	368	380
Freddie Mac Pool #ZK4375 3.00% 20278	347	356
Freddie Mac Pool #ZA2702 3.00% 20278	171	176
Freddie Mac Pool #ZK4124 3.00% 20278	32	33
Freddie Mac Pool #ZK4018 3.00% 20278	13	13
Freddie Mac Pool #ZK5302 3.00% 20288	1,398	1,445
Freddie Mac Pool #ZS6976 3.00% 20288	296	304
Freddie Mac Pool #ZK6181 3.00% 20288	174	179
Freddie Mac Pool #ZK5749 3.00% 20288	169	174
Freddie Mac Pool #ZK7590 3.00% 20298	5,024	5,148
Freddie Mac Pool #ZK7593 3.00% 20298	445	456
Freddie Mac Pool #G18659 3.00% 20328	14,727	15,145
Freddie Mac Pool #G18655 3.00% 20328	3,401	3,498
Freddie Mac Pool #G16550 3.00% 20338	76,283	78,451
Freddie Mac Pool #G18695 3.00% 20338	58,244	59,718
Freddie Mac Pool #G16574 3.00% 20338	39,221	40,334
Freddie Mac Pool #G16663 3.00% 20338	16,711	17,225
Freddie Mac Pool #ZS8715 3.00% 20338	16,348	16,763
Freddie Mac Pool #G18691 3.00% 20338	9,764	10,041
Freddie Mac Pool #G16426 3.00% 20338	7,316	7,582
Freddie Mac Pool #ZS8710 3.00% 20338	2,970	3,047
Freddie Mac Pool #ZT1565 3.00% 20338	801	822
Freddie Mac Pool #G18681 3.00% 20338	494	508
Freddie Mac Pool #ZK9250 3.00% 20338	255	262
Freddie Mac Pool #SB0046 4.00% 20338	13,255	13,831
Freddie Mac Pool #SB8013 2.50% 20348	43,039	43,417
Freddie Mac Pool #SB8015 2.50% 20348	15,356	15,491
Freddie Mac Pool #SB0105 2.50% 20348	15,169	15,302
Freddie Mac Pool #QN0680 2.50% 20348	1,113	1,122
Freddie Mac Pool #G18736 3.00% 20348	183,698	188,420
Freddie Mac Pool #ZT1871 3.00% 20348	118,686	121,660
Freddie Mac Pool #SB8000 3.00% 20348	72,438	74,284
Freddie Mac Pool #SB8002 3.00% 20348	65,000	66,638
Freddie Mac Pool #J40638 3.00% 20348	47,329	48,560
Freddie Mac Pool #G16737 3.00% 20348	26,948	27,709
Freddie Mac Pool #G18729 3.00% 20348	3,258	3,341
Freddie Mac Pool #ZT2091 3.00% 20348	1,631	1,672

American Balanced Fund — Page 29 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SB8021 3.00% 20348	$1,451	$1,488
Freddie Mac Pool #ZT2019 3.00% 20348	1,423	1,459
Freddie Mac Pool #SB8011 3.00% 20348	456	468
Freddie Mac Pool #G18732 3.00% 20348	336	344
Freddie Mac Pool #ZT1731 3.00% 20348	192	196
Freddie Mac Pool #QN0248 3.00% 20348	37	38
Freddie Mac Pool #G18737 3.50% 20348	23,850	24,742
Freddie Mac Pool #ZT1799 3.50% 20348	3,172	3,288
Freddie Mac Pool #G18730 3.50% 20348	2,404	2,493
Freddie Mac Pool #SB8026 2.50% 20358	39,394	39,740
Freddie Mac Pool #C92057 3.00% 20398	35,098	35,911
Freddie Mac Pool #1B7749 3.928% 20406,8	36	38
Freddie Mac Pool #V80026 3.00% 20438	57	58
Freddie Mac Pool #Q23185 4.00% 20438	315	343
Freddie Mac Pool #760014 3.486% 20456,8	3,402	3,472
Freddie Mac Pool #G60344 4.00% 20458	8,676	9,333
Freddie Mac Pool #G67701 3.00% 20468	173,176	178,324
Freddie Mac Pool #Q38643 3.50% 20468	257	268
Freddie Mac Pool #G61733 3.00% 20478	31,685	32,625
Freddie Mac Pool #760015 3.238% 20476,8	18,209	18,342
Freddie Mac Pool #G08812 3.00% 20488	12,956	13,197
Freddie Mac Pool #G08822 3.00% 20488	6,184	6,297
Freddie Mac Pool #G08830 3.50% 20488	54,248	55,803
Freddie Mac Pool #ZT1544 3.50% 20488	180	186
Freddie Mac Pool #G08847 4.00% 20488	137,251	142,819
Freddie Mac Pool #ZT1545 4.00% 20488	38,467	40,057
Freddie Mac Pool #ZA5889 4.00% 20488	20,400	21,530
Freddie Mac Pool #SI2002 4.00% 20488	172	181
Freddie Mac Pool #ZT1546 4.50% 20488	168	176
Freddie Mac Pool #SD7509 3.00% 20498	482,543	495,096
Freddie Mac Pool #SD7507 3.00% 20498	365,995	376,646
Freddie Mac Pool #RA1823 3.00% 20498	56,471	57,338
Freddie Mac Pool #SD8010 3.00% 20498	21,192	21,498
Freddie Mac Pool #SD8016 3.00% 20498	19,000	19,292
Freddie Mac Pool #SD8030 3.00% 20498	11,947	12,119
Freddie Mac Pool #G08887 3.00% 20498	8,679	8,816
Freddie Mac Pool #SD8024 3.00% 20498	7,999	8,113
Freddie Mac Pool #RA1865 3.00% 20498	3,000	3,046
Freddie Mac Pool #SD8004 3.00% 20498	2,980	3,023
Freddie Mac Pool #RA1317 3.00% 20498	2,000	2,031
Freddie Mac Pool #ZT2090 3.00% 20498	2,000	2,030
Freddie Mac Pool #ZT1955 3.00% 20498	1,000	1,015
Freddie Mac Pool #RA1172 3.00% 20498	1,000	1,015
Freddie Mac Pool #SD8011 3.50% 20498	256,657	263,790
Freddie Mac Pool #G08881 3.50% 20498	218,592	224,830
Freddie Mac Pool #SD8005 3.50% 20498	190,060	195,286
Freddie Mac Pool #V85664 3.50% 20498	95,276	99,996
Freddie Mac Pool #QA5118 3.50% 20498	87,578	91,512
Freddie Mac Pool #V85472 3.50% 20498	45,361	46,856
Freddie Mac Pool #SD7508 3.50% 20498	22,273	23,445
Freddie Mac Pool #SD8001 3.50% 20498	19,181	19,715
Freddie Mac Pool #ZT1951 3.50% 20498	11,462	11,780
Freddie Mac Pool #ZT2086 3.50% 20498	5,044	5,184
Freddie Mac Pool #ZT1709 3.50% 20498	1,440	1,481
Freddie Mac Pool #ZT1863 3.50% 20498	126	129

American Balanced Fund — Page 30 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA1824 3.50% 20498	$34	$35
Freddie Mac Pool #SD7506 4.00% 20498	120,839	129,302
Freddie Mac Pool #RA1744 4.00% 20498	2,395	2,538
Freddie Mac Pool #ZN4802 4.00% 20498	1,727	1,800
Freddie Mac Pool #SI2001 4.00% 20498	31	32
Freddie Mac Pool #ZT1595 4.50% 20498	3,870	4,072
Freddie Mac Pool #ZA6269 4.50% 20498	3,677	3,871
Freddie Mac Pool #ZA7009 4.50% 20498	2,331	2,461
Freddie Mac Pool #ZT2088 4.50% 20498	141	149
Freddie Mac Pool #SD8036 3.00% 20508	1,368	1,388
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.442% 20246,8	1,829	1,834
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.992% 20246,8	4,445	4,499
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.742% 20256,8	2,002	2,023
Freddie Mac, Series T041, Class 3A, 5.416% 20326,8	1,134	1,248
Freddie Mac, Series 3318, Class JT, 5.50% 20378	1,846	2,026
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 20238	17,125	17,346
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20238	1,041	1,050
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 20248	44,445	45,917
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 20258	13,505	13,923
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20256,8	59,309	63,671
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20268	27,630	29,082
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 20278	28,540	30,051
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 20278	29,815	31,553
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20276,8	20,520	21,711
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20276,8	10,830	11,543
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20278	17,500	18,750
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20288	36,696	40,601
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 20565,8	69,910	71,059
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20568	67,369	68,620
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20566,8	31,457	32,086
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 20568	8,887	9,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20565,8	41,238	42,395
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20575,8	13,676	14,095
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20578	25,933	27,348
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20578	10,945	11,364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20588	132,175	137,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20598	10,382	10,580
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20288	14,267	14,773
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20298	19,834	20,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20298	54,216	56,287
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 20298	24,545	25,535
Government National Mortgage Assn. 6.00% 20388	2,825	3,231
Government National Mortgage Assn. 4.00% 20418	6,701	7,138
Government National Mortgage Assn. 4.00% 20448	102	109
Government National Mortgage Assn. 4.50% 20458	8,457	9,040
Government National Mortgage Assn. 4.50% 20458	200	213
Government National Mortgage Assn. 3.00% 20468	81,473	84,076
Government National Mortgage Assn. 4.00% 20478	80,584	84,177
Government National Mortgage Assn. 4.00% 20478	48,781	50,992
Government National Mortgage Assn. 4.00% 20478	9,810	10,197
Government National Mortgage Assn. 4.00% 20478	8,036	8,397
Government National Mortgage Assn. 3.50% 20488	97,158	100,196
Government National Mortgage Assn. 3.50% 20488	67,923	70,457
Government National Mortgage Assn. 3.50% 20488	44,796	46,358
Government National Mortgage Assn. 3.50% 20488	986	1,017

American Balanced Fund — Page 31 of 40

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 20488	$88	$91
Government National Mortgage Assn. 3.50% 20488	35	36
Government National Mortgage Assn. 4.00% 20488	208,818	218,149
Government National Mortgage Assn. 4.00% 20488	2,498	2,602
Government National Mortgage Assn. 4.50% 20488	21,347	22,431
Government National Mortgage Assn. 4.50% 20498	39,014	40,768
Government National Mortgage Assn. 3.50% 20508,10	410,593	423,122
Government National Mortgage Assn. 4.00% 20508,10	32,622	33,765
Government National Mortgage Assn. 4.50% 20508,10	136,375	142,603
Government National Mortgage Assn. Pool #MA5397 3.50% 20488	837	863
Government National Mortgage Assn. Pool #MA6218 3.00% 20498	48,769	50,105
Government National Mortgage Assn. Pool #MA5984 3.00% 20498	3,945	4,053
Government National Mortgage Assn. Pool #MA6153 3.00% 20498	646	664
Government National Mortgage Assn. Pool #MA5985 3.50% 20498	380,600	392,582
Government National Mortgage Assn. Pool #MA6284 3.50% 20498	78,119	80,945
Government National Mortgage Assn. Pool #MA6339 3.50% 20498	39,913	41,357
Government National Mortgage Assn. Pool #MA5762 3.50% 20498	15,232	15,716
Government National Mortgage Assn. Pool #MA5816 3.50% 20498	11,637	12,001
Government National Mortgage Assn. Pool #MA5986 4.00% 20498	392,286	406,567
Government National Mortgage Assn. Pool #MA5817 4.00% 20498	45,486	47,120
Government National Mortgage Assn. Pool #MA6155 4.00% 20498	17,780	18,514
Government National Mortgage Assn. Pool #MA6041 4.50% 20498	39,174	41,168
Government National Mortgage Assn. Pool #MA6156 4.50% 20498	18,452	19,400
Government National Mortgage Assn. Pool #MA6092 4.50% 20498	13,396	14,093
Government National Mortgage Assn. Pool #710085 5.073% 20618	24	25
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20488	5,000	5,197
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20504,6,8	5,310	5,424
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20504,6,8	5,065	5,175
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20594,6,8	37,937	38,065
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20594,6,8	19,309	19,364
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20594,6,8	14,358	14,499
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.642% 20514,6,8	9,017	9,044
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 20524,6,8	11,004	11,003
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20478	4,000	4,159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20488	3,380	3,447
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,8	6,355	6,449
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20634,6,8	12,727	12,609
Royal Bank of Canada 1.875% 20208	18,000	17,998
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,6,8	21,699	22,092
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20494,6,8	9,437	9,519
Uniform Mortgage-Backed Security 2.50% 20358,10	2,399	2,419
Uniform Mortgage-Backed Security 3.00% 20358,10	289,701	296,652
Uniform Mortgage-Backed Security 3.00% 20358,10	2,979	3,052
Uniform Mortgage-Backed Security 3.00% 20501,8,10	150,000	153,201
Uniform Mortgage-Backed Security 4.50% 20508,10	121	128
Westpac Banking Corp. 2.25% 20204,8	12,500	12,524
		16,125,208
U.S. Treasury bonds & notes 9.50% U.S. Treasury 7.65%
U.S. Treasury 1.375% 202011	193,000	192,917
U.S. Treasury 1.50% 2020	101,000	100,961
U.S. Treasury 1.625% 2020	25,000	25,004

American Balanced Fund — Page 32 of 40

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$8,750	$8,825
U.S. Treasury 2.75% 2020	45,000	45,374
U.S. Treasury 1.125% 2021	84,000	83,351
U.S. Treasury 1.375% 2021	112,000	111,711
U.S. Treasury 1.50% 2021	19,071	19,040
U.S. Treasury 1.50% 2021	5,449	5,440
U.S. Treasury 1.625% 2021	49,273	49,294
U.S. Treasury 1.625% 2021	44,819	44,877
U.S. Treasury 1.75% 2021	69,250	69,459
U.S. Treasury 2.00% 2021	75,000	75,598
U.S. Treasury 2.125% 2021	60,000	60,440
U.S. Treasury 2.25% 2021	686,185	692,066
U.S. Treasury 2.75% 2021	30,000	30,576
U.S. Treasury 1.375% 2022	4,047	4,020
U.S. Treasury 1.50% 2022	64,695	64,523
U.S. Treasury 1.625% 2022	64,625	64,658
U.S. Treasury 1.875% 2022	77,000	77,523
U.S. Treasury 1.875% 2022	75,195	75,742
U.S. Treasury 2.00% 2022	180,000	181,973
U.S. Treasury 2.00% 2022	35,000	35,294
U.S. Treasury 2.125% 2022	220,000	223,267
U.S. Treasury 1.375% 2023	36,935	36,605
U.S. Treasury 1.625% 2023	36,000	35,988
U.S. Treasury 2.375% 2023	40,000	40,898
U.S. Treasury 2.50% 2023	131,046	134,653
U.S. Treasury 2.75% 2023	180,200	187,168
U.S. Treasury 2.75% 2023	20,100	20,821
U.S. Treasury 2.875% 2023	216,212	226,186
U.S. Treasury 1.50% 2024	280,087	277,779
U.S. Treasury 1.50% 2024	25,000	24,794
U.S. Treasury 1.75% 2024	881,767	884,659
U.S. Treasury 1.75% 2024	191,450	192,078
U.S. Treasury 2.125% 2024	100,000	101,969
U.S. Treasury 2.125% 2024	60,000	61,125
U.S. Treasury 2.25% 2024	173,800	178,009
U.S. Treasury 2.25% 2024	75,000	76,986
U.S. Treasury 2.25% 2024	50,000	51,170
U.S. Treasury 2.50% 2024	60,763	62,778
U.S. Treasury 2.00% 2025	30,000	30,443
U.S. Treasury 2.125% 2025	25,000	25,523
U.S. Treasury 2.625% 2025	62,796	65,690
U.S. Treasury 2.75% 2025	215,000	226,692
U.S. Treasury 2.75% 2025	10,765	11,342
U.S. Treasury 2.875% 2025	116,001	123,256
U.S. Treasury 3.00% 2025	210,000	224,347
U.S. Treasury 3.00% 2025	180,000	192,404
U.S. Treasury 1.625% 2026	313,000	309,087
U.S. Treasury 1.75% 2026	9,025	8,975
U.S. Treasury 1.875% 2026	390,900	392,854
U.S. Treasury 2.00% 2026	72,620	73,468
U.S. Treasury 2.25% 2026	886,918	911,547
U.S. Treasury 2.25% 2027	11,250	11,570
U.S. Treasury 2.375% 2027	4,350	4,513
U.S. Treasury 2.75% 2028	10,941	11,653

American Balanced Fund — Page 33 of 40

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$600,000	$646,428
U.S. Treasury 2.875% 2028	65,768	70,765
U.S. Treasury 3.125% 2028	44,885	49,396
U.S. Treasury 1.625% 2029	60,000	58,447
U.S. Treasury 1.75% 2029	806,769	794,482
U.S. Treasury 2.375% 2029	66,280	68,890
U.S. Treasury 2.75% 2042	32,950	35,221
U.S. Treasury 2.875% 2043	36,410	39,705
U.S. Treasury 3.125% 2043	48,025	54,508
U.S. Treasury 3.125% 2044	39,797	45,318
U.S. Treasury 3.625% 2044	25,000	30,750
U.S. Treasury 2.50% 204511	115,000	117,473
U.S. Treasury 3.00% 2045	25,000	27,989
U.S. Treasury 3.00% 2045	25,000	27,935
U.S. Treasury 2.50% 2046	52,120	53,254
U.S. Treasury 2.875% 204611	100,000	109,788
U.S. Treasury 2.75% 204711	151,180	162,292
U.S. Treasury 3.00% 204711	60,062	67,543
U.S. Treasury 3.00% 2048	4,047	4,551
U.S. Treasury 2.25% 204911	2,149,522	2,085,681
U.S. Treasury 2.375% 2049	111,150	110,785
U.S. Treasury 2.875% 204911	43,825	48,314
U.S. Treasury 3.00% 204911	26,378	29,757
		12,298,235
U.S. Treasury inflation-protected securities 1.85%
U.S. Treasury Inflation-Protected Security 0.125% 202412	105,122	105,799
U.S. Treasury Inflation-Protected Security 0.125% 202412	59,175	59,556
U.S. Treasury Inflation-Protected Security 0.50% 202412	306,087	311,188
U.S. Treasury Inflation-Protected Security 0.625% 202412	362,338	370,185
U.S. Treasury Inflation-Protected Security 0.375% 202512	119,905	122,452
U.S. Treasury Inflation-Protected Security 2.375% 202511,12	68,257	76,135
U.S. Treasury Inflation-Protected Security 0.125% 202612	107,353	107,759
U.S. Treasury Inflation-Protected Security 0.375% 202712	120,643	122,542
U.S. Treasury Inflation-Protected Security 0.50% 202812	182,563	187,353
U.S. Treasury Inflation-Protected Security 0.75% 202812	153,771	161,859
U.S. Treasury Inflation-Protected Security 1.75% 202812	33,042	37,144
U.S. Treasury Inflation-Protected Security 0.25% 202912	308,401	311,817
U.S. Treasury Inflation-Protected Security 0.875% 202912	229,300	243,634
U.S. Treasury Inflation-Protected Security 1.375% 204411,12	130,784	154,553
U.S. Treasury Inflation-Protected Security 1.00% 204612	38,011	41,897
U.S. Treasury Inflation-Protected Security 0.875% 204712	37,310	40,071
U.S. Treasury Inflation-Protected Security 1.00% 204911,12	464,904	517,451
		2,971,395
Total U.S. Treasury bonds & notes		15,269,630
Asset-backed obligations 0.86%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 20214,8	15,000	15,019
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,8	1,150	1,154
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20218	292	292
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20228	2,608	2,612
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 20254,6,8	2,376	2,376

American Balanced Fund — Page 34 of 40

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20258	$8,000	$8,188
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,8	336	336
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20224,6,8	8,876	8,981
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,8	718	719
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,8	288	289
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20254,8	2,821	2,835
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20254,8	4,275	4,301
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20254,8	10,655	10,821
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20228	220	220
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,8	705	706
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 20238	35,055	35,223
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20238	542	542
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20248	6,615	6,662
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20258	49,120	49,657
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20258	15,980	16,249
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20268	33,495	33,987
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20224,8	2,972	2,979
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20224,8	4,964	4,981
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20234,8	2,850	2,860
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20254,8	5,510	5,539
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20254,8	9,570	9,578
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,8	628	628
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,8	7,345	7,361
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20224,8	21,706	21,775
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20234,8	11,220	11,313
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20244,8	21,100	21,228
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20254,8	34,000	34,268
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20254,8	29,000	29,726
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.555% 20306,8	4,908	4,885
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20264,8	8,500	8,500
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,8	35,370	35,504
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,8	33,450	33,525
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,8	37,335	37,771
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,8	64,300	67,182
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20304,8	70,000	73,512
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,8	101,235	105,300
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20228	14,390	14,389
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 20268	12,798	12,840
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,8	14,943	15,181
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20394,8	17,957	17,717
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 20214,8	5,505	5,521
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 20214,8	9,113	9,124
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20254,8	9,333	9,312
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20244,8	8,310	8,360
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20254,8	5,145	5,183
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20218	1,687	1,688
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20228	4,885	4,889
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20228	100	100
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 20248	50,000	50,544
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20258	10,565	10,779
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,8	955	956
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.842% 20354,6,8	1,112	1,116
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,8	2,286	2,294
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.53% 20306,8	2,796	2,785

American Balanced Fund — Page 35 of 40

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.691% 20336,8	$12,240	$12,097
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 20254,6,8	28,128	28,131
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20248	44,100	45,092
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20258	46,360	47,283
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,8	1,173	1,171
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,8	428	428
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,8	7,988	7,981
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,8	2,150	2,145
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20314,8	35,000	35,558
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,8	18,355	18,292
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20424,8	16,051	16,038
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,8	406	406
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,8	19,105	19,103
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,8	11,543	11,544
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20234,8	35,050	35,148
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20244,8	8,685	8,721
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20244,8	13,905	14,000
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20248	33,000	33,371
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20258	46,065	47,098
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20258	31,590	32,316
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20268	77,000	77,124
		1,385,409
Municipals 0.32% Illinois 0.27%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	31,875	35,635
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	28,490	29,738
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	271,355	292,754
G.O. Bonds, Series 2019-A, 3.75% 2020	12,000	12,039
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,008
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,008
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,147
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,933
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,820	5,656
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,994
		424,912
California 0.02%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,018
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,090	1,102
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	23,079
		36,199
Florida 0.02%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,701
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,026
		20,727

American Balanced Fund — Page 36 of 40

Bonds, notes & other debt instruments (continued) Municipals (continued) New Jersey 0.01%	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.21% 20286	$5,000	$5,018
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,130
		17,148
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	300	312
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	575	590
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,085	2,210
		3,112
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,704
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	760	790
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	362	360
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	290	298
		506,250
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital Inc. 2.375% 20214	26,000	26,165
CPPIB Capital Inc. 2.25% 20224	25,714	25,955
CPPIB Capital Inc. 2.75% 20274	26,400	27,563
Israel (State of) 3.15% 2023	35,000	36,455
Manitoba (Province of) 3.05% 2024	13,500	14,138
PT Indonesia Asahan Aluminium Tbk 5.23% 20214	2,492	2,617
Qatar (State of) 3.375% 20244	25,000	26,201
Qatar (State of) 4.00% 20294	10,000	11,180
Qatar (State of) 4.817% 20494	10,000	12,404
Quebec (Province of) 2.375% 2022	51,867	52,533
Quebec (Province of) 2.75% 2027	26,000	27,208
Saudi Arabia (Kingdom of) 5.25% 20504	10,000	12,450
		274,869
Federal agency bonds & notes 0.15%
Fannie Mae 6.25% 2029	4,000	5,399
Federal Home Loan Bank 2.375% 2020	200,000	200,386
Federal Home Loan Bank 5.50% 2036	600	844
Private Export Funding Corp. 3.55% 2024	25,897	27,627
		234,256
Total bonds, notes & other debt instruments (cost: $49,401,656,000)		50,998,447

American Balanced Fund — Page 37 of 40

Short-term securities 4.69% Money market investments 4.69%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%3,13	75,308,943	$7,530,894
Total short-term securities (cost: $7,525,500,000)		7,530,894
Total investment securities 100.83% (cost: $124,542,120,000)		162,055,283
Other assets less liabilities (0.83)%		(1,327,303)
Net assets 100.00%		$160,727,980

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 12/31/201915 (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	46,011	April 2020	$9,202,200	$9,915,370	$(5,128)
5 Year U.S. Treasury Note Futures	Long	50,864	April 2020	5,086,400	6,032,948	(23,315)
10 Year U.S. Treasury Note Futures	Short	5,229	March 2020	(522,900)	(671,518)	7,091
10 Year Ultra U.S. Treasury Note Futures	Short	23,851	March 2020	(2,385,100)	(3,355,910)	41,318
30 Year Ultra U.S. Treasury Bond Futures	Long	6,236	March 2020	623,600	1,132,808	(33,317)
						$(13,351)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.194%	3/29/2024	$874,200	$(17,640)	$—	$(17,640)
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	(19,479)	—	(19,479)
3-month USD-LIBOR	1.556%	11/27/2024	520,800	4,283	—	4,283
3-month USD-LIBOR	1.561%	11/27/2024	520,700	4,159	—	4,159
3-month USD-LIBOR	1.554%	11/27/2024	442,700	3,682	—	3,682
3-month USD-LIBOR	1.5335%	11/29/2024	520,800	4,815	—	4,815
					$—	$(20,180)

American Balanced Fund — Page 38 of 40

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,704,751,000, which represented 4.79% of the net assets of the fund. This amount includes $7,540,794,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,390,336,000, which represented 3.35% of the net assets of the fund.
5	Step bond; coupon rate may change at a later date.
6	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
7	Scheduled interest and/or principal payment was not received.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Amount less than one thousand.
10	Purchased on a TBA basis.
11	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $151,353,000, which represented .09% of the net assets of the fund.
12	Index-linked bond whose principal amount moves with a government price index.
13	Rate represents the seven-day yield at 12/31/2019.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Balanced Fund — Page 39 of 40

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-011-0220O-S73178	American Balanced Fund — Page 40 of 40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of American Balanced Fund (the “Fund”), as of December 31, 2019, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 7, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: February 28, 2020

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 28, 2020